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                                                         FORTIS
                                         SOLID PARTNERS, FLEXIBLE SOLUTIONS-SM-



CHOOSE THE RIGHT INVESTMENT



[PHOTOS]                                             Fortis Bond Funds
                                                     Semi-Annual Report
                                                     JANUARY 31, 1999

                                                     FORTIS FINANCIAL GROUP

FORTIS BOND FUND SEMI-ANNUAL REPORT

CONTENTS

LETTER TO SHAREHOLDERS                                         2

SCHEDULES OF INVESTMENTS
   U.S. GOVERNMENT                                             7
   STRATEGIC INCOME                                           10
   HIGH YIELD PORTFOLIO                                       14

STATEMENTS OF ASSETS AND LIABILITIES                          19

STATEMENTS OF OPERATIONS                                      20

STATEMENTS OF CHANGES IN NET ASSETS
   U.S. GOVERNMENT                                            21
   STRATEGIC INCOME                                           22
   HIGH YIELD PORTFOLIO                                       23

NOTES TO FINANCIAL STATEMENTS                                 24

BOARD OF DIRECTORS AND OFFICERS                               32

OTHER PRODUCTS AND SERVICES                                   33

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2638, Ext. 3012

 - 7:30 a.m. to 5:30 p.m. CST, M-Th

 - 7:30 a.m. to 5:00 p.m. CST, F

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2638, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2638.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL (800) 800-2638, EXT. 4579.

HOW TO USE THIS REPORT

For a quick overview of the fund's performance during the past six months, refer to the Highlights box below. The letter from the portfolio manager and president provides a more detailed analysis of the fund and financial markets.

The charts alongside the letter are useful because they provide more information about your investments. The top holdings charts show the types of securities in which the fund invests, and the pie chart shows a breakdown of the fund's assets by industry.

The performance chart graphically compares the Fund's total return performance with a selected investment index. Remember, however, that an index may reflect the performance of securities the fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your fund does. Individuals cannot buy an unmanaged index fund without incurring some charges and expenses.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

HIGHLIGHTS

FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 1999

                                                 CLASS A      CLASS B      CLASS C      CLASS E      CLASS H
                                                 --------     --------     --------     --------     --------
U.S. GOVERNMENT
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $  9.30      $  9.28      $  9.27      $  9.30      $  9.28
  End of period..............................    $  9.49      $  9.46      $  9.45      $  9.49      $  9.46
DISTRIBUTIONS PER SHARE
From net investment income...................    $  .238      $  .202      $  .202      $  .250      $  .202

STRATEGIC INCOME
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $ 10.05      $ 10.05      $ 10.05           --      $ 10.05
  End of period..............................    $  9.75      $  9.75      $  9.75           --      $  9.75
  DISTRIBUTIONS PER SHARE
    From net investment income...............    $  .303      $  .267      $  .268           --      $  .267
    From net realized gains on investments...    $  .013      $  .013      $  .013           --      $  .013

HIGH YIELD PORTFOLIO
  NET ASSET VALUE PER SHARE:
    Beginning of period......................    $  7.41      $  7.41      $  7.40           --      $  7.40
    End of period............................    $  7.00      $  7.00      $  6.98           --      $  6.99
  DISTRIBUTIONS PER SHARE
  From net investment income.................    $  .318      $  .294      $  .294           --      $  .294

                                      Photo
YOUR U.S. GOVERNMENT SECURITIES FUND

MANAGED WITH A DISCIPLINED, CONSISTENT INVESTMENT APPROACH, THIS FUND IS DESIGNED TO SEEK A STRONG TOTAL RETURN, AS WELL AS A RELATIVELY HIGH LEVEL OF CURRENT INCOME, BY FOCUSING ITS INVESTMENTS IN U.S. GOVERNMENT BONDS, TREASURIES AND MORTGAGE-BACKED SECURITIES.

The period of stability that characterized the fixed income markets in the first half of 1998 ended abruptly in August. Concerns over Asia resurfaced, Russia defaulted on its debt obligations, and a number of hedge funds, including Long Term Capital Management, found themselves either in, or on the brink of bankruptcy. This sequence of events culminated in a flight to quality to U.S. Treasuries during the second half of the year. U.S. Treasury yields fell precipitously, yield spreads widened dramatically as investors demanded a greater premium to buy less liquid, non-U.S. Treasury assets. It wasn't until the Federal Reserve lowered the Federal Funds rate by 75 basis points (in three separate moves) to 4.75% that confidence was restored to the marketplace.

The net result of these events was that, despite continued strength in the U.S. economy (1998 GDP was 4.1%), interest rates fell dramatically in August and September, and remained at comparatively low levels through January 1999. Specifically, the 30-year U.S. Treasury fell from a yield of 5.7% in late July to a low of 4.7% in early October, ending January 1999 at 5.1%. The Federal Reserve's interest rate cuts also enabled short-term rates to decline more in yield than longer-term rates, with the yield spread between 2 Year Treasuries and 30 Year Treasuries increasing by 30 basis points to .55%.

Our positive interest rate outlook added to performance for this six-month period, as the portfolio's duration was greater than its 4.75 year target most of this time (we reduced the portfolio duration to 4.75 years in mid-Jaunary 1999.) We also benefitted by our Mortgage Backed Securities (MBS) underweight earlier in the year, as we were able to significantly increase our MBS and agency debenture exposures at attractive spreads in the third and fourth quarters. As of January 31, 1999, we were 15% overweight in these combined sectors. Both of these strategies enabled the portfolio to earn 4.75% for Class E shares before adjustment for sales charge, compared to the 4.99% return average for the Lehman Brothers Intermediate Government Index, for the six-month period ended January 31, 1999.

Going forward, we believe that economic growth will be sustained through 1999 at a pace which, although somewhat below that of last year, will be healthy by historic standards. Nonetheless, it is inevitable that the deflationary forces at work in Asia and Latin America will have some moderating impact on domestic production. Any related reduction of exports will likely result in further suppression of prices and, therefore, a continuation of the low inflation experience of the recent past. This environment is favorable for the bond market as it supports low interest rates and good performance from MBS and agency debentures which currently offer historically high levels of yield in relation to comparable Treasury obligations.

Sincerely,

/s/ Dean C. Kopperud                         /s/ Howard G. Hudson
--------------------                         --------------------
Dean C. Kopperud                             Howard G. Hudson
President                                    Vice President

PORTFOLIO COMPOSITION BY SECTOR AS OF 1/31/99

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FNMA's                               44.5%
U.S. Treasury Securities             21.8%
Other Direct Federal
Obligations                          19.4%
GNMA's                                6.8%
FHLMC's                               6.3%
Cash Equivalents/Receivables          1.2%

TOP 10 HOLDINGS AS OF 1/31/99

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  Federal Home Loan Bank (7.31%) 2004                      8.8%
 2.  U.S. Treasury Note (6.125%) 2001                         6.7%
 3.  FNMA (6.00%) 2029                                        6.1%
 4.  U.S. Treasury Bond (8.125%) 2019                         4.8%
 5.  U.S. Treasury Note (6.125%) 2007                         4.6%
 6.  FNMA Note (7.65%) 2005                                   3.1%
 7.  FNMA Note (6.70%) 2007                                   3.0%
 8.  FNMA (7.50%) 2027                                        2.7%
 9.  FHLMC Global Note (6.75%) 2006                           2.4%
10.  GNMA II (9.50%) 2019                                     2.3%

CLASS A, B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                               Since
                                                    1 Year   Inception+
-----------------------------------------------------------------------
Class A shares#                                      7.24%      8.66%
Class A shares##                                     2.41%      7.48%
Class B shares#                                      6.33%      7.83%
Class B shares##                                     2.73%      7.49%
Class C shares#                                      6.34%      7.81%
Class C shares##                                     5.34%      7.81%
Class H shares#                                      6.44%      7.83%
Class H shares##                                     2.84%      7.49%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without sales charge.
 ##  With sales charge. Assumes redemption on January 31, 1999.
  +  Since November 14, 1994 -- Date shares were first offered to the public

VALUE OF $10,000 INVESTED FEBRUARY 1, 1989

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                     LEHMAN BROTHERS       U.S. GOVERNMENT
                                 INTERMEDIATE GOVERNMENT      SECURITIES

                                                    Index              Fund
2/1/89                                            $10,000            $9,550
90                                                $11,088           $10,542
91                                                $12,349           $11,845
92                                                $13,814           $13,047
93                                                $15,192           $14,333
94                                                $16,292           $15,449
95                                                $16,130           $14,648
96                                                $18,375           $16,794
97                                                $18,840           $17,298
98                                                $20,482           $19,027
99                                                $22,030           $20,457
U.S. Government Securities Fund
Average Annual Total Return
                                                   1 Year            5 Year    10 Year
Class E*                                           +2.68%            +4.81%     +7.42%
Class E**                                          +7.52%            +5.78%     +7.92%

                         Annual period ended January 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of government bonds with an average maturity of eight to nine years.

                                      Photo

YOUR STRATEGIC INCOME FUND

THE FUND'S INVESTMENT OBJECTIVE IS TO MAXIMIZE TOTAL RETURN (FROM CURRENT INCOME AND CAPITAL APPRECIATION) BY PRIMARILY INVESTING IN A DIVERSIFIED PORTFOLIO OF U.S. GOVERNMENT SECURITIES, INVESTMENT AND NON-INVESTMENT GRADE BONDS ISSUED BY FOREIGN GOVERNMENTS AND COMPANIES, AND NON-INVESTMENT GRADE BONDS ISSUED BY U.S. COMPANIES.

The concerns we expressed in our last letter regarding the stability of global fixed income markets proved to be well deserved. In the second half of 1998, problems in Asia resurfaced, Russia defaulted on its debt obligations, and a number of hedge funds, including Long Term Capital Management, found themselves either in, or on the brink of, bankruptcy. This sequence of events brought about a flight to quality in U.S. Treasuries during the second half of the year. U.S. Treasury yields fell precipitously, and yield spreads (defined as the difference in yields between U.S. Treasury and other sectors) widened dramatically as investors demanded a greater premium to buy less liquid, non-U.S. Treasury assets. It wasn't until the Federal Reserve lowered the Federal Funds rate by 75 basis points, (in three separate moves) to 4.75%, that confidence was restored to the marketplace.

As a result, despite continued favorable (strong growth, low inflation) domestic economic conditions, virtually all non-U.S. Treasury fixed income securities underperformed comparable Treasuries. This was especially true of lower quality issues and those issued by non-U.S. entities, as investor fears brought trading in some sectors of these markets to a virtual stand still.

This market environment proved to be ideal for our strategy. Initially, we benefitted significantly from our underweighting in "emerging market" bonds, and were able to selectively add foreign issues following the liquidity difficulty at what we felt were very attractive levels. In addition, we continued to maintain a highly diversified portfolio, which significantly reduced the "event risk" that plagued market participants during this period of instability. Despite this extremely volatile market environment, the Strategic Income Fund produced a .22% total return for the past six months, which compares with 5.10% return for the Lehman Brothers Aggregate Index, and the -1.46% produced by the fund's average competition as defined by Morningstar.

Looking ahead to the second half of the fiscal year, we will continue the investment strategy that produced last year's strong performance. Specifically, we will look to reduce our foreign sector underweighting, but only where we feel we are being properly compensated for the risks. In addition, we will seek to take advantage of a strong growth, low inflation economic environment which we expect will produce low interest rates and good performance from corporate bonds, currently offering historically high levels of yield in relation to comparable Treasury obligations.

Sincerely,

[SIGNATURE]                                          [SIGNATURE]
Dean C. Kopperud                                     Howard G. Hudson
President                                            Vice President

PORTFOLIO COMPOSITION BY SECTOR AS OF 1/31/99

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds - Investment Grade          33.8%
FNMAs                                       21.8%
Corporate Bonds - Non-Investment Grade      21.6%
Foreign Bonds - Investment Grade             7.6%
U.S. Treasury Securities                     5.8%
Foreign Bonds - Non-Investment Grade         5.1%
Asset Backed Securities                      4.3%

TOP 10 HOLDINGS AS OF 1/31/99

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  FNMA (6.00%) 2029                                        7.0%
 2.  FNMA Note (6.18%) 2001                                   4.2%
 3.  News America Holdings (8.875%) 2023                      2.6%
 4.  U.S. Treasury Note (6.625%) 2002                         2.3%
 5.  360 Communications Co. (7.50%) 2006                      2.3%
 6.  J.P. Morgan Commercial Mortgage Finance Corp.
     (7.47%) 2028                                             2.2%
 7.  Quebec (Providence of) (7.50%) 2002                      2.2%
 8.  Poland (Republic of) (7.125%) 2004                       2.2%
 9.  Trans-Canada Pipelines, Ltd. (7.06%) 2025                2.2%
10.  FNMA (6.54%) 2007                                        2.2%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                          Since
                                           One Year    Inception+
-------------------------------------------------------------------
Class B shares#                                1.33%        3.54%
Class B shares##                              -2.09%        0.56%
Class C shares#                                1.35%        3.58%
Class C shares##                               0.35%        3.58%
Class H shares#                                1.34%        3.57%
Class H shares##                              -2.08%        0.59%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without CDSC.
 ##  With CDSC. Assumes redemption on January 31, 1999.
  +  Since December 1, 1997 -- Date shares were first offered to the public

VALUE OF $10,000 INVESTED DECEMBER 1, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                   LEHMAN BROTHERS       STRATEGIC INCOME FUND  SALOMON BROTHERS
                               AGGREGATE BOND INDEX***          CLASS A          WORLD INDEX****
12/1/97                                          10,000                  9,550             10,000
1/31/98                                          10,230                  9,826             10,067
1/31/99                                          11,055                 10,027             11,390
Strategic Income Fund Class A
Average Annual Total Return
                                                                         Since
                                                 1 Year       December 1,1997@
Class A*                                         -2.55%                 +0.23%
Class A**                                        +2.04%                 +4.25%

                         Annual period ended January 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of government, corporate and mortgage-backed securities with an average maturity of approximately nine years.
**** An unmanaged index of  world government bonds with  maturities of at  least one year.
  @  Date shares were first offered to the public.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 1/31/99

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                            32.4%
Telecommunications               21.7%
Cable Television                 13.0%
Broadcasting                      6.8%
Cash
Equivalents/Receivables           5.1%
Chemicals                         3.4%
Energy                            3.3%
Textile Manufacturing             3.1%
Consumer Goods                    3.1%
Machinery                         2.8%
Printing                          2.8%
Publishing                        2.5%

TOP 10 HOLDINGS AS OF 1/31/99

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  Rogers Cantel, Inc. (9.375%) 2008                        2.3%
 2.  Clark Materials Handling Co. (10.75%) 2006               2.1%
 3.  Comcast Cellular Holdings (9.50%) 2007                   2.0%
 4.  ITC Deltacom, Inc. (11.00%) 2007                         2.0%
 5.  Newport News Ship Building (9.25%) 2006                  1.9%
 6.  Adelphia Communications, Inc. (9.25%) 2002               1.9%
 7.  Fage Dairy Industries S.A. (9.00%) 2007                  1.7%
 8.  Simonds Industries (10.25%) 2008                         1.7%
 9.  Splitrock Services, Inc. (11.75%) 2008                   1.7%
10.  Olympus Communication L.P. (10.625%) 2006                1.7%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                               Since
                                                    1 Year   Inception+
-----------------------------------------------------------------------
Class B shares#                                     -1.02%      6.99%
Class B shares##                                    -4.24%      6.70%
Class C shares#                                     -1.17%      6.93%
Class C shares##                                    -1.97%      6.93%
Class H shares#                                     -1.16%      6.96%
Class H shares##                                    -4.37%      6.67%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without CDSC.
 ##  With CDSC. Assumes redemption on January 31, 1999.
  +  Since November 14, 1994 -- Date shares were first offered to the public

YOUR HIGH YIELD PORTFOLIO

LONG-TERM INVESTORS, WILLING TO ACCEPT GREATER PRICE FLUCTUATIONS, MAY CHOOSE TO DIVERSIFY THEIR STOCK OR BOND INVESTMENTS WITH THIS PORTFOLIO OF HIGHER YIELDING BONDS. ITS MONEY MANAGERS INVEST IN A WIDELY DIVERSIFIED PORTFOLIO OF LOWER-RATED CORPORATE BONDS.

REVIEW

1998 can be characterized as a year that the global financial markets almost collapsed. The speed and convergence of the Asian contagion, Russia's default, hedge fund failures and illiquidity in the capital markets were unprecedented. The subsequent quick recovery was primarily attributable to the Fed's intervention through the use of three successive rate reductions.

For the six-month period ended January 31, 1999, the High Yield Portfolio recorded a (1.13%) total return for Class A without adjustment for sales charge. The returns of the Lipper High Yield Index and Lehman Brothers High Yield Index were (3.57%) and (1.63%), respectively.

Performance since mid-year had improved by a restructuring of the Portfolio to upgrade the quality of the bonds. In the illiquid market which developed following the Russian default, certain distressed bonds became unsaleable at any price. Our overweighting of higher quality credits (BB's) prior to the market correction enhanced the Portfolio's performance. In addition, underweighting in industries such as healthcare, energy, forest products, and chemicals was also helpful.

OUTLOOK

We believe that economic growth will be sustained through 1999 at a pace which, although somewhat below that of last year, will be healthy by historic standards. The deflationary forces at work in Asia and Latin America will have some moderating impact on domestic production. A continuation of low inflation and interest rates should provide a favorable environment for the bond market. Our current strategy is to continue to improve the overall credit quality of the Portfolio. Although this may result in lower dividends in the future, our efforts will concentrate on improving the total return of the portfolio.

Sincerely,

/s/ Dean C. Kopperud                        /s/ Howard G. Hudson
--------------------                        --------------------
Dean C. Kopperud                            Howard G. Hudson
President                                   Vice President

VALUE OF $10,000 INVESTED FEBRUARY 1, 1989

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                       HIGH YIELD
                                LEHMAN BROTHERS         PORTFOLIO
                              HIGH YIELD INDEX***        CLASS A
2/1/89                                     10,000                9,550
90                                          9,696                8,531
91                                          8,205                7,414
92                                         13,557               11,774
93                                         15,660               13,397
94                                         18,138               16,375
95                                         17,812               15,402
96                                         21,378               17,658
97                                         23,425               19,330
98                                         26,466               21,334
99                                         26,864               21,227
High Yield Portfolio Class A
Anverage Annual Total Return
                                           1 Year               5 Year    10 Year
Class A*                                   -4.98%               +4.36%     +7.82%
Class A**                                  -0.51%               +5.33%      8.31%

                         Annual period ended January 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
***  An unmanaged index of lower quality, high yield corporate debt securities.

FORTIS BOND FUNDS
U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
January 31, 1999 (Unaudited)

U.S. GOVERNMENT SECURITIES-98.81%

--------------------------------------------------------------------------------
    Principal                                                                            Market
      Amount                                                         Cost (a)           Value (b)
   ------------                                                   ---------------    ---------------
                  FEDERAL HOME LOAN MORTGAGE CORPORATION -
                  6.32%
                  MORTGAGE BACKED SECURITIES:
   $ 1,398,741    5.50% 2001...................................   $     1,387,989    $     1,393,496
     4,082,558    8.00% 2001-2002..............................         4,184,621          4,175,693
     2,005,855    9.00% 2001-2022..............................         2,126,026          2,117,227
       123,585    10.50% 2015..................................           132,892            136,252
       179,314    11.25% 2013-2014.............................           191,854            200,552
       612,473    11.50% 2015-2019.............................           662,305            689,031
       558,941    11.75% 2010-2014.............................           615,797            631,604
       107,496    12.50% 2019..................................           115,024            122,882
                                                                  ---------------    ---------------
                                                                        9,416,508          9,466,737
                                                                  ---------------    ---------------
                  NOTES:
     8,000,000    6.75% 2006...................................         8,218,739          8,729,552
     4,000,000    6.80% 2007...................................         4,364,503          4,402,500
                                                                  ---------------    ---------------
                                                                       12,583,242         13,132,052
                                                                  ---------------    ---------------
                  TOTAL FEDERAL HOME LOAN MORTGAGE
                    CORPORATION................................        21,999,750         22,598,789
                                                                  ---------------    ---------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION -
                  44.46%
                  MORTGAGE BACKED SECURITIES:
     9,649,996    5.50% 2014-2014..............................         9,517,491          9,524,106
     2,997,332    5.835% 2008..................................         3,032,572          3,018,876
    28,730,562    6.00% 2013-2029 (e)..........................        28,469,116         28,520,433
     2,966,806    6.36% 2008...................................         2,962,429          3,101,624
     4,638,589    6.48% 2008...................................         4,681,570          4,884,439
    16,536,990    6.50% 2013-2028..............................        16,547,205         16,754,362
     1,435,014    6.54% 2007...................................         1,459,713          1,516,659
     1,937,101    6.63% 2005...................................         1,989,675          2,035,873
     6,572,107    7.00% 2003-2028..............................         6,606,060          6,710,518
     6,730,080    7.184% 2006..................................         6,648,005          7,306,041
    14,540,428    7.50% 2022-2027..............................        14,828,986         14,963,017
       564,061    8.00% 2025...................................           539,912            585,566
       712,315    8.50% 2022...................................           746,952            748,153
       126,803    9.00% 2020...................................           125,575            134,134
       879,028    9.75% 2020...................................           948,251            943,149
       627,945    10.00% 2023..................................           685,048            676,022
       559,455    10.50% 2012-2018.............................           606,950            605,785
       191,409    10.75% 2013..................................           197,152            207,289
     1,778,964    11.00% 2015-2020.............................         1,926,185          1,944,073
       331,462    11.25% 2013..................................           348,035            364,090
       134,504    11.50% 2015..................................           144,228            148,501
       285,387    12.00% 2011-2016.............................           304,589            317,850
       417,468    12.50% 2015..................................           467,360            469,652
                                                                  ---------------    ---------------
                                                                      103,783,059        105,480,212
                                                                  ---------------    ---------------
                  NOTES:
     6,000,000    5.42% 2001...................................         5,975,617          6,045,444
     2,413,000    5.85% 2013 (e)...............................         2,413,458          2,429,589
     1,450,000    6.01% 2009 (e)...............................         1,479,227          1,479,227
     4,040,000    6.18% 2001...................................         4,078,296          4,132,928
     6,160,000    6.48% 2007...................................         6,591,257          6,645,765
     6,065,000    6.58% 2007...................................         6,052,070          6,584,528
     9,730,000    6.70% 2007...................................        10,138,037         10,637,361
     3,980,000    7.15% 2007...................................         4,299,062          4,466,515
     9,750,000    7.65% 2005...................................         9,886,868         10,982,585
                                                                  ---------------    ---------------
                                                                       50,913,892         53,403,942
                                                                  ---------------    ---------------
                  TOTAL FEDERAL NATIONAL MORTGAGE
                    ASSOCIATION................................       154,696,951        158,884,154
                                                                  ---------------    ---------------

FORTIS BOND FUNDS
U.S. GOVERNMENT SECURITIES FUND (CONTINUED)
Schedule of Investments
January 31, 1999 (Unaudited)

U.S. GOVERNMENT SECURITIES-CONTINUED
--------------------------------------------------------------------------------

    Principal                                                                            Market
      Amount                                                         Cost (a)           Value (b)
   ------------                                                   ---------------    ---------------
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -
                  6.81%
                  MORTGAGE BACKED SECURITIES:
   $ 7,028,258    7.00% 2024...................................   $     6,933,425    $     7,201,785
     2,054,728    8.00% 2017-2022..............................         2,099,461          2,140,780
     1,828,275    9.00% 2022...................................         1,887,694          1,950,541
    11,661,527    9.50% 2016-2019..............................        12,197,438         12,510,316
       443,537    11.00% 2015-2018.............................           477,823            485,811
        28,280    11.25% 2015..................................            30,009             31,179
                                                                  ---------------    ---------------
                  TOTAL GOVERNMENT NATIONAL MORTGAGE
                    ASSOCIATION................................        23,625,850         24,320,412
                                                                  ---------------    ---------------
                  OTHER DIRECT FEDERAL OBLIGATIONS - 18.55%
                  FEDERAL FARM CREDIT BANK:
     5,000,000    5.70% 2001...................................         5,016,186          5,066,785
                                                                  ---------------    ---------------
                  FEDERAL HOME LOAN BANK:
     6,650,000    5.60% 2001...................................         6,630,563          6,727,459
     5,065,000    5.61% 2001...................................         5,128,478          5,131,807
     6,000,000    5.75% 2001...................................         5,995,009          6,090,738
     7,500,000    5.925% 2000..................................         7,507,002          7,608,390
     2,325,000    6.625% 2007..................................         2,405,094          2,537,577
     1,500,000    6.995% 2007..................................         1,589,358          1,670,603
    28,650,000    7.31% 2004...................................        28,569,296         31,448,160
                                                                  ---------------    ---------------
                                                                       57,824,800         61,214,734
                                                                  ---------------    ---------------
                  TOTAL OTHER DIRECT FEDERAL OBLIGATIONS.......        62,840,986         66,281,519
                                                                  ---------------    ---------------
                  OTHER GOVERNMENT AGENCIES - 0.84%
                  RESOLUTION FUNDING CORPORATION:
     7,000,000    7.34% Zero Coupon Strip 2014 (d).............         2,301,091          3,011,533
                                                                  ---------------    ---------------
                  U.S. TREASURY SECURITIES - 21.83%
                  BONDS:
     7,100,000    5.19% Zero Coupon Strip 2009 (d).............         4,077,911          4,111,674
     1,250,000    5.59% Zero Coupon Strip 2022 (d).............           336,786            342,336
     9,575,000    5.61% Zero Coupon Strip 2018 (d).............         3,204,406          3,222,936
    14,850,000    5.72% Zero Coupon Strip 2019 (d).............         4,795,596          4,929,294
    17,035,000    8.125% 2019-2021.............................        21,020,587         22,933,260
                                                                  ---------------    ---------------
                                                                       33,435,286         35,539,500
                                                                  ---------------    ---------------
                  NOTES:
    38,190,000    6.125% 2001-2007.............................        39,640,752         40,508,427
     1,850,000    6.625% 2002..................................         1,894,323          1,955,798
                                                                  ---------------    ---------------
                                                                       41,535,075         42,464,225
                                                                  ---------------    ---------------
                  TOTAL U.S. TREASURY SECURITIES...............        74,970,361         78,003,725
                                                                  ---------------    ---------------
                  TOTAL U.S. GOVERNMENT SECURITIES.............   $   340,434,989    $   353,100,132
                                                                  ---------------    ---------------
                                                                  ---------------    ---------------

SHORT-TERM INVESTMENTS - 7.39%

--------------------------------------------------------------------------------
    Principal                                                         Market
      Amount                                                         Value (b)
   ------------                                                   ---------------
                  INVESTMENT COMPANY - 3.73%
   $13,318,908    First American Treasury Obligations Fund,
                    Current rate -- 4.35%......................   $    13,318,908
                                                                  ---------------
                  U.S. GOVERNMENT AGENCY - 3.66%
     8,000,000    Federal Home Loan Mortgage Corp., 4.85%,
                    2-4-1999...................................         7,995,760
     5,100,000    Federal Home Loan Bank, 4.85%, 2-12-1999.....         5,091,891
                                                                  ---------------
                                                                       13,087,651
                                                                  ---------------
                  TOTAL SHORT-TERM INVESTMENTS.................        26,406,559
                                                                  ---------------
                                                                  ---------------
                  TOTAL INVESTMENTS IN SECURITIES (COST:
                    $366,841,548)..............................   $   379,506,691
                                                                  ---------------
                                                                  ---------------

 (a) At January 31, 1999, the cost of securities for federal income tax purposes was $366,965,586 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $12,883,460
          Unrealized depreciation...........................     (342,355)
          ---------------------------------------------------------------
          Net unrealized appreciation.......................  $12,541,105
          ---------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) The interest rates disclosed for these securities represents the effective yield on the date of acquisition.
 (e) The cost of securities purchased on a when-issued basis at January 31, 1999, was $25,592,415.

FORTIS BOND FUNDS
STRATEGIC INCOME FUND
Schedule of Investments
January 31, 1999 (Unaudited)

ASSET BACKED SECURITIES-4.27%

--------------------------------------------------------------------------------
                                                                Standard
   Principal                                                    & Poor's                          Market
    Amount                                                       Rating         Cost (a)         Value (b)
   ---------                                                  -------------   -------------    -------------
               COMMERCIAL LOANS-4.27%
   $500,000    GMAC Commercial Mortgage Securities, Inc.,
                 7.085% Ser 1997-C1 Class E 12-15-2010 --
                 UNITED STATES..............................        Baa2*     $     499,041    $     489,495
    500,000    J.P. Morgan Commercial Mortgage Finance
                 Corp., 7.472% Ser 1997-C4 Class B
                 12-26-2028 -- UNITED STATES................           AA           525,002          539,030
                                                                              -------------    -------------
               TOTAL ASSET BACKED SECURITIES................                  $   1,024,043    $   1,028,525
                                                                              -------------    -------------
                                                                              -------------    -------------

CORPORATE BONDS-INVESTMENT GRADE-41.38%

--------------------------------------------------------------------------------
                                                                Standard
   Principal                                                    & Poor's                          Market
    Amount                                                       Rating         Cost (a)         Value (b)
   ---------                                                  -------------   -------------    -------------
               BANKS-5.12%
   $350,000    Banco Santiago S.A., 7.00% Sub Note 7-18-2007
                 -- CHILE...................................          BBB     $     347,006    $     293,965
    500,000    Bank Austria AG, 7.25% Sub Note 2-15-2017 --
                 AUSTRIA (f)................................          AA+           520,276          522,632
    400,000    CoreStates Capital Corp., 6.75% Medium Term
                 Note 11-15-2006 -- UNITED STATES...........           A-           402,658          417,100
                                                                              -------------    -------------
                                                                                  1,269,940        1,233,697
                                                                              -------------    -------------
               BROKERAGE AND INVESTMENT-2.16%
    500,000    Lehman Brothers Holdings, Inc., 7.375% Sr
                 Note 5-15-2004 -- UNITED STATES............            A           516,250          519,478
                                                                              -------------    -------------
               CAPTIVE AUTO FINANCE-1.05%
    250,000    Toyota Motor Credit, 5.625% Note 11-13-2003
                 -- UNITED STATES...........................          AAA           249,608          253,185
                                                                              -------------    -------------
               CONSUMER FINANCE-2.09%
    500,000    Beneficial Corp., 6.33% Medium Term Note
                 12-18-2000 -- UNITED STATES................            A           501,006          504,849
                                                                              -------------    -------------
               ELECTRONIC-MISCELLANEOUS-2.13%
    500,000    Sony Corp., 6.125% Bond 3-4-2003 -- JAPAN....           A+           499,111          513,298
                                                                              -------------    -------------
               FINANCIAL SERVICES-1.04%
    250,000    Newcourt Credit Group, 7.125% 12-17-2003 --
                 UNITED STATES..............................          BBB           249,362          250,222
                                                                              -------------    -------------
               FOREIGN-GOVERNMENT AGENCIES-2.21%
    500,000    Quebec (Province of), 7.50% Yankee Bond
                 7-15-2002 -- CANADA........................           A+           516,684          531,465
                                                                              -------------    -------------
               FOREIGN-GOVERNMENT-5.38%
    250,000    Canada (Government of), 5.25% 11-5-2008 --
                 CANADA.....................................         Aaa*           249,944          251,060
    500,000    Generalitat de Catalunya, 6.25% Yankee Bond
                 12-15-2018 -- SPAIN........................          AA-           498,425          520,154
    500,000    Poland (Republic of), 7.125% Yankee Bond
                 7-1-2004 -- POLAND.........................         BBB-           500,972          525,000
                                                                              -------------    -------------
                                                                                  1,249,341        1,296,214
                                                                              -------------    -------------
               INDUSTRIAL-2.22%
    250,000    CBS Corp., 7.875% Deb 9-1-2023 -- UNITED
                 STATES.....................................         BBB-           276,436          278,479
    250,000    Tyco International Group, 6.875% Yankee Bond
                 1-15-2029 -- LUXEMBOURG....................           A-           252,249          256,168
                                                                              -------------    -------------
                                                                                    528,685          534,647
                                                                              -------------    -------------
               MEDIA-2.60%
    500,000    News America Holdings, 8.875% Deb 4-26-2023
                 -- UNITED STATES...........................         BBB-           577,316          626,839
                                                                              -------------    -------------
               NATURAL GAS TRANSMISSIONS-2.18%
    500,000    Trans-Canada Pipelines Ltd., 7.06% Note
                 10-14-2025 -- CANADA.......................           A-           504,145          524,921
                                                                              -------------    -------------
               OIL-CRUDE PETROLEUM AND GAS-3.86%
    500,000    Saga Petroleum ASA, 7.25% Yankee Bond
                 9-23-2027 -- NORWAY........................          BBB           508,439          463,662
    500,000    YPF Sociedad Anonima, 7.25% Sr Note 3-15-2003
                 -- ARGENTINA (f)...........................         BBB-           499,323          467,260
                                                                              -------------    -------------
                                                                                  1,007,762          930,922
                                                                              -------------    -------------
               OIL-EQUIPMENT WELLS AND SERVICES-2.04%
    500,000    Petroleum Geo-Services, 7.125% Sr Note
                 3-30-2028 -- NORWAY........................          BBB           498,562          492,869
                                                                              -------------    -------------
               SUPRA-NATIONAL-2.04%
    500,000    Corp Andina de Fomento, 7.10% Yankee Bond
                 2-1-2003 -- VENEZUELA......................         BBB+           502,098          490,984
                                                                              -------------    -------------

--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                          Market
    Amount                                                       Rating         Cost (a)         Value (b)
   ---------                                                  -------------   -------------    -------------
               TELECOMMUNICATIONS-3.36%
   $500,000    360 Communications Co., 7.50% Sr Note
                 3-1-2006 -- UNITED STATES..................            A     $     519,360    $     550,145
    250,000    U.S. West Capital Funding, Inc., 6.50%
                 11-15-2018 -- UNITED STATES................           A-           248,572          260,756
                                                                              -------------    -------------
                                                                                    767,932          810,901
                                                                              -------------    -------------
               UTILITIES-ELECTRIC-1.90%
    500,000    Empresa Nacional de Electricidad, 7.325%
                 Yankee Bond 2-1-2037 -- CHILE..............           A-           497,116          459,041
                                                                              -------------    -------------
               TOTAL CORPORATE BONDS - INVESTMENT GRADE.....                  $   9,934,918    $   9,973,532
                                                                              -------------    -------------
                                                                              -------------    -------------

CORPORATE BONDS-NON-INVESTMENT GRADE-26.77%

--------------------------------------------------------------------------------
                                                                Standard
   Principal                                                    & Poor's                          Market
    Amount                                                       Rating         Cost (a)         Value (b)
   ---------                                                  -------------   -------------    -------------
               AUTOMOBILE AND MOTOR VEHICLE PARTS-1.03%
   $250,000    Federal-Mogul, 7.375% 1-15-2006 -- UNITED
                 STATES (f).................................          BB+     $     248,961    $     248,595
                                                                              -------------    -------------
               BROADCASTING-4.04%
    250,000    Chancellor Media Corp. of Los Angeles, 8.125%
                 Sr Sub Note 12-15-2007 -- UNITED STATES....            B           249,409          260,625
    250,000    Chancellor Media, 9.00% 10-1-2008 -- UNITED
                 STATES.....................................            B           276,250          275,000
    250,000    Grupo Televisa S.A., 11.27% Sr Disc Note
                 5-15-2008 (Zero coupon through 5-15-2001,
                 thereafter 13.25%) -- MEXICO (e)...........           BB           209,859          182,500
    250,000    Sinclair Broadcasting Group, Inc., 9.00% Sr
                 Sub Note 7-15-2007 -- UNITED STATES (d)....            B           251,093          255,625
                                                                              -------------    -------------
                                                                                    986,611          973,750
                                                                              -------------    -------------
               CABLE TELEVISION-3.33%
    250,000    Adelphia Communications, Inc., 9.25% Sr Note
                 10-1-2002 -- UNITED STATES.................           B+           254,023          265,625
    250,000    CSC Holdings, Inc., 8.125% Sr Deb 8-15-2009
                 -- UNITED STATES...........................          BB+           256,724          272,500
    250,000    Lenfest Communications, 8.25% Sr Sub Note
                 2-15-2008 -- UNITED STATES.................          BB-           249,361          263,750
                                                                              -------------    -------------
                                                                                    760,108          801,875
                                                                              -------------    -------------
               COMPUTER-HARDWARE-1.20%
    250,000    Unisys Corp., 11.75% Sr Note 10-15-2004 --
                 UNITED STATES..............................          BB-           282,028          288,125
                                                                              -------------    -------------
               DAIRY PRODUCTS-0.88%
    250,000    Fage Dairy Industries S.A., 9.00% Sr Note
                 2-1-2007 -- GREECE.........................           BB           244,212          212,500
                                                                              -------------    -------------
               ENTERTAINMENT-1.08%
    250,000    Speedway Motorsports, Inc., 8.50% Sr Sub Deb
                 8-15-2007 -- UNITED STATES.................           B+           253,431          261,250
                                                                              -------------    -------------
               FOOD-MISCELLANEOUS-1.39%
     86,000    Envirodyne Industries, Inc., 12.00% First
                 Priority Sr Secured Note 6-15-2000 --
                 UNITED STATES..............................           B+            92,020           86,000
    250,000    Luigino's, Inc., 10.00% Sr Note 2-1-2006 --
                 UNITED STATES (d)..........................           B-           250,000          250,000
                                                                              -------------    -------------
                                                                                    342,020          336,000
                                                                              -------------    -------------
               FOREIGN-GOVERNMENT-5.12%
    250,000    Argentina (Republic of), 11.375% Bond
                 1-30-2017 -- ARGENTINA.....................           BB           282,922          227,500
    250,000    Brazil (Republic of), 10.125% Bond 5-15-2027
                 -- BRAZIL..................................           B+           251,243          152,500
    250,000    Mexican United States, 9.875% Global Bond
                 1-15-2007 -- MEXICO........................           BB           262,564          248,750
    250,000    Panama (Republic of), 8.875% Bond 9-30-2027
                 -- PANAMA..................................          BB+           247,518          224,375
    500,000    United Mexican States, 6.25% Secured Note Ser
                 W-B 12-31-2019 -- MEXICO...................           BB           377,564          381,250
                                                                              -------------    -------------
                                                                                  1,421,811        1,234,375
                                                                              -------------    -------------
               MACHINERY-1.05%
    250,000    Clark Material Handling Co., 10.75% Sr Note
                 11-15-2006 -- UNITED STATES................           B+           264,314          253,125
                                                                              -------------    -------------
               RESTAURANTS AND FRANCHISING-0.65%
    150,000    Tricon Global Restaurants, Inc., 7.65% Sr
                 Note 5-15-2008 -- UNITED STATES............           BB           149,680          156,853
                                                                              -------------    -------------
               RETAIL-GROCERY-1.07%
    250,000    Big V Supermarkets, Inc., 11.00% Sr Sub Note
                 2-15-2004 -- UNITED STATES.................           B-           259,168          257,500
                                                                              -------------    -------------

FORTIS BOND FUNDS
STRATEGIC INCOME FUND (CONTINUED)
Schedule of Investments
January 31, 1999 (Unaudited)

CORPORATE BONDS-NON-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                          Market
    Amount                                                       Rating         Cost (a)         Value (b)
   ---------                                                  -------------   -------------    -------------
               STEEL AND IRON-0.98%
   $250,000    Wheeling-Pittsburgh Corp., 9.25% Sr Note
                 11-15-2007 -- UNITED STATES................          BB-     $     255,301    $     236,250
                                                                              -------------    -------------
               TELECOMMUNICATIONS-4.61%
    250,000    Intermedia Communications, Inc., 8.50% Sr
                 Note 1-15-2008 -- UNITED STATES............            B           250,000          239,375
    250,000    Iridium LLC/Capital Corp., 14.00% Sr Note
                 7-15-2005 -- UNITED STATES.................           B-           270,936          231,250
    250,000    Microcell Telecommunications, Inc., 12.52%
                 Disc Note 6-1-2006 (Zero coupon through
                 12-1-2001, thereafter 14.00%) -- CANADA
                 (e)........................................          B3*           187,641          194,375
    250,000    Nextel Communications, Inc., 10.21% Sr Disc
                 Note 9-15-2007 (Zero coupon through
                 9-15-2002, thereafter 10.65%) -- UNITED
                 STATES (e).................................         CCC+           176,815          171,250
    250,000    Rogers Cantel, Inc., 9.375% Sr Secured Deb
                 6-1-2008 -- CANADA.........................          BB+           264,744          273,750
                                                                              -------------    -------------
                                                                                  1,150,136        1,110,000
                                                                              -------------    -------------
               UTILITIES-WATER AND SEWER-0.34%
    250,000    Cathay International Ltd., 13.00% Sr Note
                 4-15-2008 -- HONG KONG (d).................            B           250,000           82,500
                                                                              -------------    -------------
               TOTAL CORPORATE BONDS - NON-INVESTMENT
                 GRADE......................................                  $   6,867,781    $   6,452,698
                                                                              -------------    -------------
                                                                              -------------    -------------

U.S. GOVERNMENT SECURITIES-27.63%

--------------------------------------------------------------------------------
    Principal                                                                        Market
     Amount                                                        Cost (a)         Value (b)
   -----------                                                   -------------    -------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION -
                 21.85%
                 MORTGAGE BACKED SECURITIES:
   $2,189,308    6.00% 2013-2029 (g)..........................   $   2,169,070    $   2,172,963
      494,357    6.30% 2008...................................         494,978          514,898
      262,375    6.48% 2008...................................         264,806          276,281
      494,833    6.54% 2007...................................         503,349          522,986
      242,138    6.63% 2005...................................         248,710          254,484
      490,721    7.00% 2028...................................         498,187          500,996
                                                                 -------------    -------------
                                                                     4,179,100        4,242,608
                                                                 -------------    -------------
                 NOTES:
    1,000,000    6.18% 2001...................................       1,009,479        1,023,002
                                                                 -------------    -------------
                 TOTAL FEDERAL NATIONAL MORTGAGE
                   ASSOCIATION................................       5,188,579        5,265,610
                                                                 -------------    -------------
                 U.S. TREASURY SECURITIES - 5.78%
                 BONDS:
      250,000    8.125% 2021..................................         319,705          339,062
                                                                 -------------    -------------
                 NOTES:
      500,000    4.00% 2000...................................         494,903          494,532
      530,000    6.625% 2002..................................         541,965          560,310
                                                                 -------------    -------------
                                                                     1,036,868        1,054,842
                                                                 -------------    -------------
                 TOTAL U.S. TREASURY SECURITIES...............       1,356,573        1,393,904
                                                                 -------------    -------------
                 TOTAL U.S. GOVERNMENT SECURITIES.............       6,545,152        6,659,514
                                                                 -------------    -------------
                                                                 -------------    -------------
                 TOTAL LONG-TERM INVESTMENTS..................   $  24,371,894    $  24,114,269
                                                                 -------------    -------------
                                                                 -------------    -------------

SHORT-TERM INVESTMENTS-7.14%

--------------------------------------------------------------------------------
    Principal                                                       Market
     Amount                                                        Value (b)
   -----------                                                   -------------
                 BANKS-4.24%
   $1,023,399    U.S. Bank N.A. Money Market Variable Rate
                   Time Deposit, Current rate -- 4.86%........   $   1,023,399
                                                                 -------------
                 U.S. GOVERNMENT AGENCY-2.90%
      700,000    Federal Home Loan Mortgage Corp. Disc. Note,
                   4.88%, 2-8-1999............................         699,253
                                                                 -------------
                 TOTAL SHORT-TERM INVESTMENTS.................       1,722,652
                                                                 -------------
                                                                 -------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $26,094,546)(A)............................   $  25,836,921
                                                                 -------------
                                                                 -------------

 (a) At January 31, 1999, the cost of securities for federal income tax purposes was $26,094,546 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $   450,169
          Unrealized depreciation...........................     (707,794)
          ---------------------------------------------------------------
          Net unrealized depreciation.......................  $  (257,625)
          ---------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign secu rities represents 26.19% of total net assets in investment grade securities and 9.04% of total net assets in non-investment grade securities.
 (d) Securities issued within the terms of a private placement memorandum, exempt from registration un der Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

Period Acquired     Shares/Par   Security                                                                         Cost Basis
------------------  -----------  -------------------------------------------------------------------------------  -----------
1998                   250,000   Cathay International Ltd. due 2008 - 144A                                         $ 250,000
1999                   250,000   Luigino's, Inc. due 2006 - 144A                                                     250,000
1997                   250,000   Sinclair Broadcasting Group, Inc. due 2007 - 144A                                   251,093

    The aggregate value of these securities at January 31, 1999, was $588,125, which represents 2.44% of total net assets.
 (e) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
 (f) Securities sold within the terms of a private placement memorandum, exempt form registration under Section 144A of the Secu rities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 1999, was $1,238,487 which represents 5.14% of total net assets.
 (g) The cost of securities purchased on a when-issued basis at January 31, 1999, was $1,678,399.
  * Moody's Rating
 ** Dominion Bond Rating

FORTIS BOND FUNDS
HIGH YIELD PORTFOLIO
Schedule of Investments
January 31, 1999 (Unaudited)

CORPORATE BONDS-INVESTMENT GRADE-0.65%

--------------------------------------------------------------------------------
                                                                  Standard
    Principal                                                     & Poor's                          Market
     Amount                                                        Rating         Cost (b)         Value (c)
   -----------                                                  -------------   -------------    -------------
                 FINANCIAL SERVICES-0.65%
   $1,137,000    Homeside, Inc., 11.25% Second Priority Sr
                   Secured Note 5-15-2003.....................           A+     $   1,166,849    $   1,307,550
                                                                                -------------    -------------

CORPORATE BONDS-NON-INVESTMENT GRADE-93.87%

--------------------------------------------------------------------------------
                                                                   Standard
    Principal                                                      & Poor's                          Market
      Amount                                                        Rating         Cost (b)         Value (c)
   ------------                                                  -------------   -------------    -------------
                  APPAREL-1.33%
   $ 2,500,000    Hosiery Corp. of America, Inc., 13.75% Sr Sub
                    Note 8-1-2002..............................           B-     $   2,638,239    $   2,650,000
                                                                                 -------------    -------------
                  AUTOMOBILE AND MOTOR VEHICLE PARTS-2.39%
     2,500,000    Diamond Triumph Auto, 9.25% Sr Note 4-1-2008
                    (e)........................................           B+         2,549,489        2,493,750
     2,250,000    Hayes Lemmerz International, Inc., 8.25% Sr
                    Sub Note 12-15-2008 (g)....................            B         2,250,000        2,278,125
                                                                                 -------------    -------------
                                                                                     4,799,489        4,771,875
                                                                                 -------------    -------------
                  AUTOMOBILE MANUFACTURERS-1.28%
     2,500,000    Navistar International Corp., 8.00% Sr Sub
                    Note 2-1-2008..............................          BB-         2,495,227        2,550,000
                                                                                 -------------    -------------
                  BROADCASTING-6.84%
       750,000    Ackerley Group, Inc., 9.00% Sr Sub Note
                    1-15-2009 (g)..............................            B           750,000          787,500
     2,250,000    Chancellor Media Corp. of Los Angeles, 8.125%
                    Sr Sub Note 12-15-2007.....................            B         2,244,680        2,345,625
     2,500,000    Chancellor Media Corp., 8.00% Sr Note
                    11-1-2008 (g)..............................           B+         2,479,071        2,718,750
     2,000,000    Grupo Televisa S.A., 11.27% Sr Disc Note
                    5-15-2008 (Zero coupon through 5-15-2001,
                    thereafter
                    13.25%) (f)................................           BB         1,678,490        1,460,000
     1,000,000    Shop at Home, Inc., 11.00% Sr Secured Note
                    4-1-2005...................................            B         1,000,000        1,025,000
     3,000,000    Sinclair Broadcasting Group, Inc., 10.00% Sr
                    Sub Note 9-30-2005.........................            B         3,088,474        3,187,500
     2,000,000    Young Broadcasting Corp., 11.75% Sr Sub Note
                    11-15-2004.................................            B         2,184,126        2,155,000
                                                                                 -------------    -------------
                                                                                    13,424,841       13,679,375
                                                                                 -------------    -------------
                  CABLE TELEVISION-12.98%
     1,000,000    Adelphia Communications, Inc., 8.375% Sr Note
                    2-1-2008...................................           B+         1,007,051        1,045,000
     3,500,000    Adelphia Communications, Inc., 9.25% Sr Note
                    10-1-2002..................................           B+         3,558,065        3,718,750
    10,117,492    Australis Media Ltd., Sr Sub Disc Note
                    5-15-2003 (Zero coupon through 5-15-2000,
                    thereafter
                    15.75%)(with warrants) (a)(e)..............            D         7,594,968              101
     2,500,000    Century Communications Corp., 8.875% Sr Note
                    1-15-2007..................................          BB-         2,575,468        2,781,250
     1,000,000    CSC Holdings, Inc., 10.50% Sr Sub Deb
                    5-15-2016..................................          BB-         1,014,408        1,200,000
     1,000,000    CSC Holdings, Inc., 8.125% Sr Deb
                    8-15-2009..................................          BB+         1,054,637        1,090,000
     2,000,000    CSC Holdings, Inc., 9.25% Sr Sub Note
                    11-1-2005..................................          BB-         2,095,335        2,160,000
     2,000,000    Galaxy Telecom L.P., 12.375% Sr Sub Note
                    10-1-2005..................................           B-         2,170,645        2,240,000
     1,500,000    Lenfest Communications, 7.625% Sr Note
                    2-15-2008..................................          BB+         1,496,092        1,560,000
     1,750,000    Lenfest Communications, 8.25% Sr Sub Note
                    2-15-2008..................................          BB-         1,745,529        1,846,250
     2,000,000    Mediacom LLC/Capital, 8.50% Sr Note
                    4-15-2008..................................           B+         2,000,000        2,050,000
     3,000,000    Olympus Communication L.P., 10.625% Sr Note
                    11-15-2006.................................            B         3,000,000        3,300,000
     2,000,000    Rifkin Acquisition Partners L.P., 11.125% Sr
                    Sub Note 1-15-2006.........................           B-         2,197,700        2,210,000
     6,000,000    Wireless One, Inc., 13.00% Sr Note
                    10-15-2003.................................           CC         4,069,118          750,000
                                                                                 -------------    -------------
                                                                                    35,579,016       25,951,351
                                                                                 -------------    -------------
                  CHEMICALS-3.44%
     2,000,000    Agricultural Minerals & Chemicals, 10.75% Sr
                    Note 9-30-2003.............................          BB-         2,079,069        2,050,000
     2,500,000    NL Industries, Inc., 11.75% Sr Secured Note
                    10-15-2003.................................            B         2,742,985        2,675,000
     4,000,000    Trans-Resources, Inc., 11.93% Sr Disc Note
                    3-15-2008 (Zero coupon through 3-15-03,
                    thereafter
                    12.00%) (f)................................           B-         2,492,559        2,150,000
                                                                                 -------------    -------------
                                                                                     7,314,613        6,875,000
                                                                                 -------------    -------------

--------------------------------------------------------------------------------

                                                                   Standard
    Principal                                                      & Poor's                          Market
      Amount                                                        Rating         Cost (b)         Value (c)
   ------------                                                  -------------   -------------    -------------
                  COMPUTER-HARDWARE-1.85%
   $ 2,250,000    Unisys Corp., 11.75% Sr Note 10-15-2004......          BB-     $   2,440,617    $   2,593,125
     1,000,000    Unisys Corp., 12.00% Sr Note 4-15-2003.......           B+         1,095,333        1,110,000
                                                                                 -------------    -------------
                                                                                     3,535,950        3,703,125
                                                                                 -------------    -------------
                  CONSUMER FINANCE-0.52%
     1,000,000    Renters Choice, Inc., 11.00% Sr Sub Note
                    8-15-2008 (g)..............................            B         1,000,000        1,037,500
                                                                                 -------------    -------------
                  CONSUMER GOODS-3.07%
     3,000,000    Albecca, Inc., 10.75% Sr Sub Note 8-15-2008
                    (g)........................................           B-         3,000,000        2,730,000
     1,250,000    Chattem, Inc., 12.75% Sr Sub Note Ser B
                    6-15-2004..................................           B-         1,251,721        1,381,250
     1,500,000    Drypers Corp., 10.25% Sr Note 6-15-2007......            B         1,550,950        1,425,000
       250,000    Scotts Co., 8.625% Sr. Sub Notes 1-15-2009
                    (g)........................................           B+           250,000          258,125
       375,000    Windmere-Durable Holdings, 10.00% Sr Sub Note
                    7-31-2008..................................           B-           375,000          341,250
                                                                                 -------------    -------------
                                                                                     6,427,671        6,135,625
                                                                                 -------------    -------------
                  DAIRY PRODUCTS-1.70%
     4,000,000    Fage Dairy Industries S.A., 9.00% Sr Note
                    2-1-2007...................................           BB         3,879,781        3,400,000
                                                                                 -------------    -------------
                  ELECTRICAL-COMPONENTS AND PARTS-1.27%
     2,500,000    Wesco Distribution, Inc., 9.125% Sr Sub Note
                    6-1-2008...................................            B         2,492,226        2,543,750
                                                                                 -------------    -------------
                  ENERGY-3.28%
     2,000,000    Energy Corp. of America, 9.50% Sr Sub Note
                    5-15-2007..................................            B         2,009,244        1,890,000
     2,500,000    Gulfmark Offshore, 8.75% Sr Note 6-1-2008....          BB-         2,492,084        2,275,000
     2,500,000    KCS Energy, Inc., 11.00% Sr Note 1-15-2003...            B         2,720,884        2,400,000
                                                                                 -------------    -------------
                                                                                     7,222,212        6,565,000
                                                                                 -------------    -------------
                  ENTERTAINMENT-1.18%
     2,250,000    Speedway Motorsports, Inc., 8.50% Sr Sub Deb
                    8-15-2007..................................           B+         2,274,693        2,351,250
                                                                                 -------------    -------------
                  FOOD-MISCELLANEOUS-2.13%
       750,000    Agrilink Foods, Inc., 11.875% Sr Sub Note
                    11-1-2008..................................            B           750,000          783,750
       344,000    Envirodyne Industries, Inc., 12.00% First
                    Priority Sr Secured Note 6-15-2000.........           B+           360,069          344,000
     2,000,000    Fresh Foods, Inc., 10.75% Sr Note 6-1-2006...            B         2,000,000        1,880,000
     1,250,000    Luigino's, Inc., 10.00% Sr Note 2-1-2006
                    (e)........................................           B-         1,250,000        1,250,000
                                                                                 -------------    -------------
                                                                                     4,360,069        4,257,750
                                                                                 -------------    -------------
                  FOREIGN-GOVERNMENT-0.38%
     1,000,000    United Mexican States, 6.25% Secured Note Ser
                    W-B 12-31-2019.............................           BB           755,129          762,500
                                                                                 -------------    -------------
                  FOREST PRODUCTS-1.67%
     1,750,000    Domtar, Inc., 8.75% Note 8-1-2006............          BB+         1,831,229        1,811,250
     1,500,000    Stone Container Corp., 9.875% Sr Note
                    2-1-2001...................................            B         1,522,478        1,522,500
                                                                                 -------------    -------------
                                                                                     3,353,707        3,333,750
                                                                                 -------------    -------------
                  HEALTH CARE SERVICES-2.00%
     2,000,000    Quorum Health Group, Inc., 8.75% Sr Sub Note
                    11-1-2005..................................           B+         2,064,920        1,905,000
     2,000,000    Tenet Healthcare Corp., 8.625% Sr Sub Note
                    1-15-2007..................................          BB-         2,064,904        2,090,000
                                                                                 -------------    -------------
                                                                                     4,129,824        3,995,000
                                                                                 -------------    -------------
                  LEISURE TIME-AMUSEMENTS-0.83%
       216,537    Capital Gaming International, Inc., 12.00% Sr
                    Note 5-15-2001 (e).........................           NR                 0               21
     1,000,000    Station Casinos, Inc., 10.125% Sr Sub Note
                    3-15-2006..................................           B+           967,104        1,062,500
       600,000    True Temper Sports, Inc., 10.875% Sr Sub Note
                    12-1-2008 (e)..............................           B-           600,000          588,000
                                                                                 -------------    -------------
                                                                                     1,567,104        1,650,521
                                                                                 -------------    -------------
                  MACHINERY-2.79%
     1,500,000    Anthony Crane Rental, L.P., 10.375% Sr Note
                    Ser A 8-1-2008 (g).........................            B         1,500,000        1,425,000
     4,095,000    Clark Material Handling Co., 10.75% Sr Note
                    11-15-2006.................................           B+         4,226,496        4,146,187
                                                                                 -------------    -------------
                                                                                     5,726,496        5,571,187
                                                                                 -------------    -------------

FORTIS BOND FUNDS
HIGH YIELD PORTFOLIO (CONTINUED)
Schedule of Investments
January 31, 1999 (Unaudited)

CORPORATE BONDS-NON-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                   Standard
    Principal                                                      & Poor's                          Market
      Amount                                                        Rating         Cost (b)         Value (c)
   ------------                                                  -------------   -------------    -------------
                  MACHINERY-TOOLS-1.70%
   $ 3,295,000    Simonds Industries, 10.25% Sr Sub Note
                    7-1-2008...................................           B-     $   3,176,227    $   3,393,850
                                                                                 -------------    -------------
                  MEDICAL SUPPLIES-1.06%
     2,000,000    Maxxim Medical, 10.50% Sr Sub Note
                    8-1-2006...................................            B         2,187,811        2,130,000
                                                                                 -------------    -------------
                  MISCELLANEOUS-0.74%
     1,500,000    La Petite Acad/LPA Holdings, 10.00% Sr Note
                    5-15-2008..................................           B-         1,500,000        1,488,750
                                                                                 -------------    -------------
                  PAPER-0.99%
     2,500,000    Plainwell, Inc., 11.00% Sr Sub Note
                    3-1-2008...................................           B-         2,500,000        1,975,000
                                                                                 -------------    -------------
                  PRINTING-2.84%
     1,500,000    Day International Group, Inc., 11.125% Sr
                    Note 6-1-2005..............................           B+         1,626,328        1,616,250
     2,250,000    Mail-Well Corp., 8.75% Sr Sub Note 12-15-2008
                    (g)........................................           B+         2,250,000        2,295,000
       750,000    Phoenix Color Corp., 10.375% Sr Sub Notes
                    2-1-2009 (e)...............................           B-           750,000          750,000
     1,000,000    World Color Press, Inc., 8.375% Sr Sub Note
                    11-15-2008 (e).............................          BB-         1,000,000        1,025,000
                                                                                 -------------    -------------
                                                                                     5,626,328        5,686,250
                                                                                 -------------    -------------
                  PUBLISHING-2.52%
     2,000,000    Garden State Newspapers, 8.75% Sr Sub Note
                    10-1-2009..................................           B+         2,014,124        2,000,000
     1,000,000    Primedia, Inc., 10.25% Sr Note 6-1-2004......          BB-         1,070,004        1,050,000
     2,000,000    Primedia, Inc., 7.625% Sr Note 4-1-2008......          BB-         1,984,903        1,985,000
                                                                                 -------------    -------------
                                                                                     5,069,031        5,035,000
                                                                                 -------------    -------------
                  RESTAURANTS AND FRANCHISING-1.74%
     2,000,000    Advantica Restaurant Group, Inc., 11.25% Sr
                    Note 1-15-2008.............................            B         2,154,378        2,060,000
     1,350,000    Tricon Global Restaurants, Inc., 7.65% Sr
                    Note 5-15-2008.............................           BB         1,347,117        1,411,672
                                                                                 -------------    -------------
                                                                                     3,501,495        3,471,672
                                                                                 -------------    -------------
                  SHIP BUILDING, SHIPPING-1.89%
     3,500,000    Newport News Ship Building, 9.25% Sr Sub Note
                    12-1-2006..................................           B+         3,707,987        3,780,000
                                                                                 -------------    -------------
                  STEEL AND IRON-0.94%
     2,000,000    Wheeling-Pittsburgh Corp., 9.25% Sr Note
                    11-15-2007.................................          BB-         2,042,537        1,890,000
                                                                                 -------------    -------------
                  TELECOMMUNICATIONS-21.71%
     2,000,000    Arch Communications Group, Inc., 15.00% Sr
                    Disc Note 3-15-2008 (Zero coupon through
                    3-15-2001,
                    thereafter 10.875%) (f)....................          CCC         1,287,937        1,160,000
       750,000    Centennial Cellular, 10.75% Sr Sub Note
                    12-15-2008 (g).............................         CCC+           750,000          795,000
     3,500,000    Comcast Cellular Holdings, 9.50% Sr Note
                    5-1-2007...................................          BB+         3,666,936        4,016,250
     2,000,000    Globalstar LP/Capital, 11.25% Sr Note
                    6-15-2004..................................            B         2,059,140        1,520,000
     2,250,000    Hermes Europe Railtel B.V., 10.375% Sr Sub
                    Note 1-15-2009 (g).........................            B         2,250,000        2,385,000
     2,500,000    Hyperion Telecommunication, 12.25% Sr Note
                    9-1-2004...................................           B+         2,674,500        2,656,250
     2,000,000    Intermedia Communications, Inc., 11.25% Sr
                    Disc Note 7-15-2007 (Zero Coupon through
                    7-15-2002, thereafter 11.25%) (f)..........            B         1,567,257        1,395,000
     2,500,000    Intermedia Communications, Inc., 8.50% Sr
                    Note 1-15-2008.............................            B         2,587,301        2,393,750
       500,000    Iridium LLC/Capital Corp., 14.00% Sr Note
                    7-15-2005..................................           B-           555,966          462,500
     3,625,000    ITC Deltacom, Inc., 11.00% Sr Note
                    6-1-2007...................................            B         4,072,847        3,960,313
       500,000    ITC Deltacom, Inc., 9.75% Sr Note
                    11-15-2008.................................            B           500,000          525,000
     5,000,000    Level 3 Communications, Inc., 10.50% Sr Disc
                    Note 12-1-2008 (Zero coupon through
                    12-1-2003,thereafter 10.50%) (e)(f)........            B         3,050,191        2,931,250
     2,500,000    McleodUSA, Inc., 9.25% Sr Note 7-15-2007.....           B+         2,684,931        2,631,250
       250,000    McleodUSA, Inc., 9.50% Sr Note 11-1-2008
                    (e)........................................           B+           250,000          270,625
     1,500,000    Metromedia Fiber Network, Inc., 10.00% Sr
                    Note 11-15-2008 (e)........................            B         1,500,000        1,586,250
     3,500,000    Nextel Communications, Inc. 10.27% Sr Disc
                    Note 9-15-2007 (Zero coupon through
                    9-15-2002,
                    thereafter 10.65%) (f).....................         CCC+         2,500,959        2,397,500
     1,750,000    NTL, Inc., 12.742% Sr Note 10-1-2008 (Zero
                    coupon through 10-1-2003, thereafter
                    12.375%) (f)(g)............................           B-           999,644        1,220,625
     1,400,000    Omnipoint Corp., 11.625% Sr Note Ser A
                    8-15-2006..................................         CCC+         1,365,497        1,106,000
       500,000    Qwest Communications International, 8.29% Sr
                    Disc Note 2-1-2008 (Zero coupon through
                    2-1-2003, thereafter 8.29%) (f)............          BB+           361,818          387,500
     4,250,000    Rogers Cantel, Inc., 9.375% Sr Secured Deb
                    6-1-2008...................................          BB+         4,500,655        4,653,750
     3,750,000    Splitrock Services, Inc., 11.75% Sr Note
                    7-15-2008..................................           NR         3,711,894        3,337,500

--------------------------------------------------------------------------------

                                                                   Standard
    Principal                                                      & Poor's                          Market
      Amount                                                        Rating         Cost (b)         Value (c)
   ------------                                                  -------------   -------------    -------------
   $ 1,500,000    Verio, Inc., 11.25% Sr Note 12-1-2008 (e)....           B-     $   1,500,000    $   1,605,000
                                                                                 -------------    -------------
                                                                                    44,397,473       43,396,313
                                                                                 -------------    -------------
                  TEXTILE MANUFACTURING-3.13%
     2,000,000    Anvil Knitwear, Inc., 10.875% Sr Note
                    3-15-2007..................................           B-         2,038,414        1,300,000
     2,250,000    Galey & Lord, Inc., 9.125% Sr Sub Note
                    3-1-2008...................................            B         2,239,437        1,755,000
     3,000,000    Pillowtex Corp., 10.00% Sr Sub Note
                    11-15-2006.................................           B+         3,182,516        3,195,000
                                                                                 -------------    -------------
                                                                                     7,460,367        6,250,000
                                                                                 -------------    -------------
                  TRANSPORTATION-1.43%
     2,500,000    Greyhound Lines, Inc., 11.50% Sr Note
                    4-15-2007..................................           B-         2,604,700        2,856,250
                                                                                 -------------    -------------
                  UTILITIES-ELECTRIC-1.00%
     2,000,000    AES Corp., 8.50% Sr Sub Note 11-1-2007.......           B+         2,050,935        2,010,000
                                                                                 -------------    -------------
                  UTILITIES-WATER AND SEWER-0.08%
       500,000    Cathay International Ltd., 13.00% Sr Note
                    4-15-2008 (e)..............................            B           480,703          165,000
                                                                                 -------------    -------------
                  WASTE DISPOSAL-1.17%
     2,125,000    Norcal Waste Systems, Inc., 13.50% Increasing
                    Rate Sr Note 11-15-2005....................          BB-         2,125,000        2,337,500
                                                                                 -------------    -------------
                  TOTAL CORPORATE BONDS - NON-INVESTMENT
                    GRADE......................................                  $ 201,406,881    $ 187,650,144
                                                                                 -------------    -------------
                                                                                 -------------    -------------

COMMON STOCKS AND WARRANTS-0.36%

--------------------------------------------------------------------------------
                                                                                   Market
    Shares                                                       Cost (b)         Value (c)
   ---------                                                   -------------    -------------
               APPAREL-0.04%
      1,250    Hosiery Corp. of America, Inc. Class A (e)...   $      21,150    $      80,000
                                                               -------------    -------------
               AUTOMOBILE AND MOTOR VEHICLE PARTS-0.00%
        750    Highwaymaster Communications, Inc. (Warrants)
                 (a)(e).....................................          13,125               67
                                                               -------------    -------------
               CABLE TELEVISION-0.00%
      8,500    American Telecasting, Inc. (Warrants)
                 (a)(e).....................................          17,000                1
      7,500    People's Choice T.V. Corp. (Warrants)
                 (a)(e).....................................              78                1
                                                               -------------    -------------
                                                                      17,078                2
                                                               -------------    -------------
               CONSUMER GOODS-0.00%
      3,000    Wireless One, Inc. (Warrants) (a)(e).........          23,493               30
                                                               -------------    -------------
               LEISURE TIME-AMUSEMENTS-0.00%
      6,000    Hemmeter Enterprises, Inc. (Warrants)
                 (a)(e).....................................          24,000                1
                                                               -------------    -------------
               PUBLISHING-0.02%
    197,500    Marvel Entertainment Group, Inc. (a).........       2,156,224           29,782
                                                               -------------    -------------
               TELECOMMUNICATIONS-0.30%
      6,600    Clearnet Communications, Inc. (Warrants)
                 (a)(e).....................................          76,725           47,025
     63,759    e.spire Communications, Inc..................         618,165          330,750
      1,000    Hyperion Telecom (Warrants) (a)(e)...........          20,000          100,000
     12,800    Powertel, Inc. (Warrants) (a)(e).............          94,118           87,501
      3,750    Splitrock Service (Warrants) (a).............          46,195           41,250
                                                               -------------    -------------
                                                                     855,203          606,526
                                                               -------------    -------------
               TOTAL COMMON STOCKS AND WARRANTS.............       3,110,273          716,408
                                                               -------------    -------------
                                                               -------------    -------------
               TOTAL LONG-TERM INVESTMENTS..................   $ 205,684,003    $ 189,674,102
                                                               -------------    -------------
                                                               -------------    -------------

FORTIS BOND FUNDS
HIGH YIELD PORTFOLIO (CONTINUED)
Schedule of Investments
January 31, 1999 (Unaudited)

SHORT-TERM INVESTMENTS-3.68%

--------------------------------------------------------------------------------
    Principal                                                       Market
     Amount                                                        Value (c)
   -----------                                                   -------------
                 BANKS-3.68%
   $7,356,000    U.S. Bank N.A. Money Market Variable Rate
                   Time Deposit, Current rate -- 4.86%........   $   7,356,000
                                                                 -------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $213,040,003) (B)..........................   $ 197,030,102
                                                                 -------------
                                                                 -------------

 (a) Presently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
 (b) At January 31, 1999, the cost of securities for federal income tax purposes was $214,049,362 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $  3,863,737
Unrealized depreciation.....................................   (20,882,997)
--------------------------------------------------------------------------
Net unrealized depreciation.................................  $(17,019,260)
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.32% of net assets as of January 31, 1999.
 (e) Securities issued within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

Period Acquired     Shares/Par  Security                                                                        Cost Basis
------------------  ----------  ------------------------------------------------------------------------------  ----------
1994                     8,500  American Telecasting, Inc. (Warrants)                                           $   17,000
1996-1997           10,117,492  Australis Media Ltd. (with warrants) due 2003                                    7,594,968
1999                   216,537  Capital Gaming International due 2001 - 144A                                             0
1998                   500,000  Cathay International Ltd. due 2008 - 144A                                          480,703
1996                     6,600  Clearnet Communications, Inc. (Warrants) - 144A                                     76,725
1998                 2,500,000  Diamond Triumph Auto due 2008 - 144A                                             2,549,489
1994                     6,000  Hemmeter Enterprises, Inc. (Warrants) - 144A                                        24,000
1997                       750  Highwaymaster Communications, Inc. (Warrants) - 144A                                13,125
1994                 2,500,000  Hosiery Corp. of America, Inc. Class A - 144A                                       21,150
1997                     1,000  Hyperion Telecom (Warrants) - 144A                                                  20,000
1998                 5,000,000  Level 3 Communications, Inc. due 2008 - 144A                                     3,050,191
1999                 1,250,000  Luigino's, Inc. due 2006 - 144A                                                  1,250,000
1998                   250,000  McleodUSA, Inc. due 2008 - 144A                                                    250,000
1998                 1,500,000  Metromedia Fiber Network, Inc. due 2008 - 144A                                   1,500,000
1997                     7,500  People's Choice T.V. Corp. (Warrants)                                                   78
1999                   750,000  Phoenix Color Press, Inc. due 2009 - 144A                                          750,000
1997                    12,800  Powertel, Inc. (Warrants)                                                           94,118
1998                   600,000  True Temper Sports, Inc. due 2008 - 144A                                           600,000
1998                 1,500,000  Verio, Inc. due 2008 - 144A                                                      1,500,000
1996                     3,000  Wireless One, Inc. (Warrants)                                                       23,493
1998                 1,000,000  World Color Press, Inc. due 2008 - 144A                                          1,000,000

    The aggregate value of these securities at January 31, 1999, was $12,979,623, which represents 6.49% of total net assets.
 (f) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
 (g) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 1999, was $17,930,625, which represents 8.97% of total net assets.
  * Moody's Rating

FORTIS BOND FUNDS

Statements of Assets and Liabilities

(Unaudited)

January 31, 1999

--------------------------------------------------------------------------------
                                                                                                 US GOVERNMENT     STRATEGIC
                                                                                                   SECURITIES        INCOME
                                                                                                      FUND            FUND
                                                                                                 --------------  --------------
ASSETS:
  Investments in securities, as detailed in the accompanying schedules, at market (cost
    $366,841,548; $26,094,546; and $213,040,003; respectively) (Note 1)........................  $  379,506,691  $   25,836,921
  Cash on deposit with custodian...............................................................              --          14,219
  Collateral for securities lending transactions (Note 1)......................................      80,437,018              --
  Receivables:
    Investment securities sold.................................................................          16,709              --
    Interest and dividends.....................................................................       4,047,500         376,172
    Subscriptions of capital stock.............................................................          19,988          32,430
  Deferred registration costs (Note 1).........................................................          35,082          32,821
  Deferred organizational costs................................................................              --          26,818
  Prepaid expenses.............................................................................           5,012          10,948
                                                                                                 --------------  --------------
TOTAL ASSETS...................................................................................     464,068,000      26,330,329
                                                                                                 --------------  --------------
LIABILITIES:
  Cash portion of dividends payable............................................................         360,689           2,620
  Payable upon return of securities loaned (Note 1)............................................      80,437,018              --
  Payable for investment securities purchased..................................................      25,592,415       2,204,648
  Redemptions of capital stock.................................................................          65,023              --
  Payable for investment advisory and management fees (Note 2).................................         215,624          16,180
  Payable for distribution fees (Note 2).......................................................           3,357             761
  Accounts payable and accrued expenses........................................................          51,895           2,468
                                                                                                 --------------  --------------
TOTAL LIABILITIES..............................................................................     106,726,021       2,226,677
                                                                                                 --------------  --------------
NET ASSETS:
  Net proceeds of capital stock, par value $.01 per share-authorized 10,000,000,000,
    10,000,000,000, and 10,000,000,000 shares, respectively....................................     406,928,387      24,705,909
  Unrealized appreciation (depreciation) of investments........................................      12,665,143        (257,625)
  Undistributed net investment income (loss)...................................................          40,689           1,500
  Accumulated net realized (loss) from sale of investments.....................................     (62,292,240)       (346,132)
                                                                                                 --------------  --------------
TOTAL NET ASSETS...............................................................................  $  357,341,979  $   24,103,652
                                                                                                 --------------  --------------
                                                                                                 --------------  --------------
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
Class A shares (based on net assets of $53,090,835; $22,833,741; and $100,830,215; respectively
  and 5,592,308; 2,340,775; and 14,407,129 shares outstanding; respectively)...................           $9.49           $9.75
                                                                                                 --------------  --------------
Class B shares (based on net assets of $4,155,528; $536,739; and $26,321,595; respectively and
  439,045; 55,036; and 3,761,350 shares outstanding; respectively).............................           $9.46           $9.75
                                                                                                 --------------  --------------
Class C shares (based on net assets of $1,841,886; $289,136; and $6,791,187; respectively and
  194,807; 29,647; and 972,253 shares outstanding; respectively)...............................           $9.45           $9.75
                                                                                                 --------------  --------------
Class E shares (based on net assets of $286,819,946; $0; and $0; respectively and 30,225,355;
  0; and 0 shares outstanding; respectively)...................................................           $9.49              --
                                                                                                 --------------  --------------
Class H shares (based on net assets of $11,433,784; $444,036; and $65,963,166; respectively and
  1,208,033; 45,535; and 9,432,733 shares outstanding; respectively)...........................           $9.46           $9.75
                                                                                                 --------------  --------------


                                                                                                   HIGH YIELD
                                                                                                   PORTFOLIO
                                                                                                 --------------
ASSETS:
  Investments in securities, as detailed in the accompanying schedules, at market (cost
    $366,841,548; $26,094,546; and $213,040,003; respectively) (Note 1)........................  $  197,030,102
  Cash on deposit with custodian...............................................................          17,819
  Collateral for securities lending transactions (Note 1)......................................              --
  Receivables:
    Investment securities sold.................................................................         871,750
    Interest and dividends.....................................................................       4,742,906
    Subscriptions of capital stock.............................................................         164,933
  Deferred registration costs (Note 1).........................................................          28,513
  Deferred organizational costs................................................................              --
  Prepaid expenses.............................................................................           6,118
                                                                                                 --------------
TOTAL ASSETS...................................................................................     202,862,141
                                                                                                 --------------
LIABILITIES:
  Cash portion of dividends payable............................................................         625,672
  Payable upon return of securities loaned (Note 1)............................................              --
  Payable for investment securities purchased..................................................       2,000,000
  Redemptions of capital stock.................................................................         151,247
  Payable for investment advisory and management fees (Note 2).................................         122,687
  Payable for distribution fees (Note 2).......................................................          14,688
  Accounts payable and accrued expenses........................................................          41,684
                                                                                                 --------------
TOTAL LIABILITIES..............................................................................       2,955,978
                                                                                                 --------------
NET ASSETS:
  Net proceeds of capital stock, par value $.01 per share-authorized 10,000,000,000,
    10,000,000,000, and 10,000,000,000 shares, respectively....................................     233,621,709
  Unrealized appreciation (depreciation) of investments........................................     (16,009,901)
  Undistributed net investment income (loss)...................................................        (104,066)
  Accumulated net realized (loss) from sale of investments.....................................     (17,601,579)
                                                                                                 --------------
TOTAL NET ASSETS...............................................................................  $  199,906,163
                                                                                                 --------------
                                                                                                 --------------
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
Class A shares (based on net assets of $53,090,835; $22,833,741; and $100,830,215; respectively
  and 5,592,308; 2,340,775; and 14,407,129 shares outstanding; respectively)...................           $7.00
                                                                                                 --------------
Class B shares (based on net assets of $4,155,528; $536,739; and $26,321,595; respectively and
  439,045; 55,036; and 3,761,350 shares outstanding; respectively).............................           $7.00
                                                                                                 --------------
Class C shares (based on net assets of $1,841,886; $289,136; and $6,791,187; respectively and
  194,807; 29,647; and 972,253 shares outstanding; respectively)...............................           $6.98
                                                                                                 --------------
Class E shares (based on net assets of $286,819,946; $0; and $0; respectively and 30,225,355;
  0; and 0 shares outstanding; respectively)...................................................              --
                                                                                                 --------------
Class H shares (based on net assets of $11,433,784; $444,036; and $65,963,166; respectively and
  1,208,033; 45,535; and 9,432,733 shares outstanding; respectively)...........................           $6.99
                                                                                                 --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUNDS

Statements of Operations

(Unaudited)

For the Six-Month Period Ended January 31, 1999

--------------------------------------------------------------------------------
                                                                                                 US GOVERNMENT     STRATEGIC
                                                                                                   SECURITIES        INCOME
                                                                                                      FUND            FUND
                                                                                                 --------------  --------------
NET INVESTMENT INCOME (LOSS):
  Income:
    Interest income............................................................................   $ 10,584,215   $      854,955
    Fee income (Note 1)........................................................................         57,044               --
                                                                                                 --------------  --------------
  Total income.................................................................................     10,641,259          854,955
                                                                                                 --------------  --------------
  Expenses:
    Investment advisory and management fees (Note 2)...........................................      1,272,096           93,799
    Distribution fees (Class A) (Note 2).......................................................         67,536           27,942
    Distribution fees (Class B) (Note 2).......................................................         18,598            2,325
    Distribution fees (Class C) (Note 2).......................................................          8,406            1,321
    Distribution fees (Class H) (Note 2).......................................................         56,521            1,835
    Registration fees..........................................................................         26,718           22,685
    Shareholders' notices and reports..........................................................         26,499            1,570
    Legal and auditing fees (Note 2)...........................................................         20,643            2,293
    Custodian fees.............................................................................          8,419            1,613
    Directors' fees and expenses...............................................................         14,396              779
    Amortization of organization costs.........................................................             --            1,353
    Other......................................................................................         15,325              396
                                                                                                 --------------  --------------
  Total expenses...............................................................................      1,535,157          157,911
    Less reimbursable expenses (Note 2)........................................................             --          (24,701)
                                                                                                 --------------  --------------
  Net Expenses.................................................................................      1,535,157          133,210
                                                                                                 --------------  --------------
NET INVESTMENT INCOME..........................................................................      9,106,102          721,745
                                                                                                 --------------  --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1):
  Net realized gain (loss) from security transactions..........................................      2,880,922         (345,430)
  Net change in unrealized appreciation (depreciation) of investments..........................      4,262,243         (311,275)
                                                                                                 --------------  --------------
NET GAIN (LOSS) ON INVESTMENTS.................................................................      7,143,165         (656,705)
                                                                                                 --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................   $ 16,249,267   $       65,040
                                                                                                 --------------  --------------
                                                                                                 --------------  --------------


                                                                                                   HIGH YIELD
                                                                                                   PORTFOLIO
                                                                                                 --------------
NET INVESTMENT INCOME (LOSS):
  Income:
    Interest income............................................................................  $   10,322,076
    Fee income (Note 1)........................................................................              --
                                                                                                 --------------
  Total income.................................................................................      10,322,076
                                                                                                 --------------
  Expenses:
    Investment advisory and management fees (Note 2)...........................................         741,545
    Distribution fees (Class A) (Note 2).......................................................         180,950
    Distribution fees (Class B) (Note 2).......................................................         134,099
    Distribution fees (Class C) (Note 2).......................................................          36,707
    Distribution fees (Class H) (Note 2).......................................................         335,534
    Registration fees..........................................................................          34,380
    Shareholders' notices and reports..........................................................          22,180
    Legal and auditing fees (Note 2)...........................................................          15,930
    Custodian fees.............................................................................          10,082
    Directors' fees and expenses...............................................................           6,150
    Amortization of organization costs.........................................................              --
    Other......................................................................................           8,016
                                                                                                 --------------
  Total expenses...............................................................................       1,525,573
    Less reimbursable expenses (Note 2)........................................................              --
                                                                                                 --------------
  Net Expenses.................................................................................       1,525,573
                                                                                                 --------------
NET INVESTMENT INCOME..........................................................................       8,796,503
                                                                                                 --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1):
  Net realized gain (loss) from security transactions..........................................      (7,156,812)
  Net change in unrealized appreciation (depreciation) of investments..........................      (5,168,396)
                                                                                                 --------------
NET GAIN (LOSS) ON INVESTMENTS.................................................................     (12,325,208)
                                                                                                 --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................  $   (3,528,705)
                                                                                                 --------------
                                                                                                 --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUNDS

Statements of Changes in Net Assets

U.S. GOVERNMENT SECURITIES FUND

--------------------------------------------------------------------------------
                                                                                                                 FOR THE
                                                                                                                SIX-MONTH
                                                                                                               PERIOD ENDED
                                                                                                               JANUARY 31,
                                                                                                                   1999
                                                                                                               (UNAUDITED)
                                                                                                              --------------
OPERATIONS:
  Net investment income.....................................................................................  $    9,106,102
  Net realized gain from security transactions..............................................................       2,880,922
  Net change in unrealized appreciation (depreciation) on investments in securities.........................       4,262,243
                                                                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................................................      16,249,267
                                                                                                              --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................................................................      (1,344,432)
    Class B.................................................................................................         (79,074)
    Class C.................................................................................................         (35,457)
    Class E.................................................................................................      (7,464,698)
    Class H.................................................................................................        (237,195)
                                                                                                              --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.........................................................................      (9,160,856)
                                                                                                              --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (1,144,581 and 822,757 shares)..................................................................      10,835,629
    Class B (130,100 and 120,670 shares)....................................................................       1,233,421
    Class C (178,193 and 83,034 shares).....................................................................       1,680,175
    Class E (2,617,667 and 2,495,810 shares)................................................................      24,794,536
    Class H (279,973 and 451,004 shares)....................................................................       2,646,681
  Proceeds from shares issued as a result of reinvested dividends
    Class A (103,732 and 232,525 shares)....................................................................         987,200
    Class B (7,411 and 13,455 shares).......................................................................          70,316
    Class C (3,135 and 5,419 shares)........................................................................          29,717
    Class E (580,439 and 1,337,763 shares)..................................................................       5,522,776
    Class H (18,353 and 39,802 shares)......................................................................         174,131
  Less cost of repurchase of shares
    Class A (1,291,915 and 1,875,615 shares)................................................................     (12,223,047)
    Class B (39,036 and 102,794 shares).....................................................................        (368,261)
    Class C (123,175 and 110,004 shares)....................................................................      (1,162,258)
    Class E (3,622,602 and 8,637,714 shares)................................................................     (34,296,547)
    Class H (256,377 and 489,094 shares)....................................................................      (2,412,620)
                                                                                                              --------------
NET DECREASE IN NET ASSETS FROM SHARE TRANSACTIONS..........................................................      (2,488,151)
                                                                                                              --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................................................................       4,600,260
NET ASSETS:
  Beginning of period.......................................................................................     352,741,719
                                                                                                              --------------
  End of period (includes undistributed net investment income of $40,689 and $95,443, respectively).........  $  357,341,979
                                                                                                              --------------
                                                                                                              --------------


                                                                                                                 FOR THE

                                                                                                                YEAR ENDED

                                                                                                              JULY 31, 1998

                                                                                                              --------------

OPERATIONS:
  Net investment income.....................................................................................  $   20,795,990

  Net realized gain from security transactions..............................................................       8,346,912

  Net change in unrealized appreciation (depreciation) on investments in securities.........................      (2,474,357)

                                                                                                              --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................................................      26,668,545

                                                                                                              --------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................................................................      (3,017,377)

    Class B.................................................................................................        (140,663)

    Class C.................................................................................................         (60,964)

    Class E.................................................................................................     (17,164,484)

    Class H.................................................................................................        (524,647)

                                                                                                              --------------

TOTAL DISTRIBUTIONS TO SHAREHOLDERS.........................................................................     (20,908,135)

                                                                                                              --------------

CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (1,144,581 and 822,757 shares)..................................................................       7,604,563

    Class B (130,100 and 120,670 shares)....................................................................       1,110,644

    Class C (178,193 and 83,034 shares).....................................................................         767,893

    Class E (2,617,667 and 2,495,810 shares)................................................................      23,021,542

    Class H (279,973 and 451,004 shares)....................................................................       4,150,901

  Proceeds from shares issued as a result of reinvested dividends
    Class A (103,732 and 232,525 shares)....................................................................       2,145,251

    Class B (7,411 and 13,455 shares).......................................................................         123,897

    Class C (3,135 and 5,419 shares)........................................................................          49,809

    Class E (580,439 and 1,337,763 shares)..................................................................      12,339,811

    Class H (18,353 and 39,802 shares)......................................................................         366,333

  Less cost of repurchase of shares
    Class A (1,291,915 and 1,875,615 shares)................................................................     (17,300,337)

    Class B (39,036 and 102,794 shares).....................................................................        (946,133)

    Class C (123,175 and 110,004 shares)....................................................................      (1,016,334)

    Class E (3,622,602 and 8,637,714 shares)................................................................     (79,603,597)

    Class H (256,377 and 489,094 shares)....................................................................      (4,511,053)

                                                                                                              --------------

NET DECREASE IN NET ASSETS FROM SHARE TRANSACTIONS..........................................................     (51,696,810)

                                                                                                              --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS.....................................................................     (45,936,400)

NET ASSETS:
  Beginning of period.......................................................................................     398,678,119

                                                                                                              --------------

  End of period (includes undistributed net investment income of $40,689 and $95,443, respectively).........  $  352,741,719

                                                                                                              --------------

                                                                                                              --------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUNDS

Statement of Changes in Net Assets

STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
                                                                                                                 FOR THE
                                                                                                                SIX-MONTH
                                                                                                               PERIOD ENDED
                                                                                                               JANUARY 31,
                                                                                                                   1999
                                                                                                               (UNAUDITED)
                                                                                                              --------------
OPERATIONS:
  Net investment income.....................................................................................  $      721,745
  Net realized gain (loss) from security transactions.......................................................        (345,430)
  Net change in unrealized appreciation (depreciation) of investments in securities.........................        (311,275)
                                                                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................................................          65,040
                                                                                                              --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................................................................        (690,494)
    Class B.................................................................................................         (12,649)
    Class C.................................................................................................          (7,173)
    Class H.................................................................................................          (9,929)
  From net realized gains on investments
    Class A.................................................................................................         (30,085)
    Class B.................................................................................................            (701)
    Class C.................................................................................................            (390)
    Class H.................................................................................................            (510)
                                                                                                              --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.........................................................................        (751,931)
                                                                                                              --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (77,581 and 2,153,816 shares)...................................................................         753,650
    Class B (17,337 and 39,571 shares)......................................................................         168,733
    Class C (17,865 and 21,527 shares)......................................................................         173,905
    Class H (17,101 and 35,910 shares)......................................................................         165,977
  Proceeds from shares issued as a result of reinvested dividends
    Class A (72,981 and 90,745 shares)......................................................................         709,149
    Class B (1,048 and 500 shares)..........................................................................          10,188
    Class C (606 and 327 shares)............................................................................           5,890
    Class H (675 and 466 shares)............................................................................           6,533
  Less cost of repurchase of shares
    Class A (40,559 and 13,789 shares)......................................................................        (392,217)
    Class B (2,930 and 490 shares)..........................................................................         (28,563)
    Class C (8,118 and 2,560 shares)........................................................................         (78,375)
    Class H (7,543 and 1,074 shares)........................................................................         (73,199)
                                                                                                              --------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS..........................................................       1,421,671
                                                                                                              --------------
TOTAL INCREASE IN NET ASSETS................................................................................         734,780
NET ASSETS:
  Beginning of period.......................................................................................      23,368,872
                                                                                                              --------------
  End of period (includes undistributed net investment income of $1,500 and $0, respectively)...............  $   24,103,652
                                                                                                              --------------
                                                                                                              --------------


                                                                                                              FOR THE PERIOD

                                                                                                                   FROM

                                                                                                               NOVEMBER 10,

                                                                                                                   1997

                                                                                                              (INCEPTION) TO

                                                                                                              JULY 31, 1998

                                                                                                              --------------

OPERATIONS:
  Net investment income.....................................................................................  $      941,985

  Net realized gain (loss) from security transactions.......................................................          30,984

  Net change in unrealized appreciation (depreciation) of investments in securities.........................          53,650

                                                                                                              --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................................................       1,026,619

                                                                                                              --------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................................................................        (921,146)

    Class B.................................................................................................          (9,798)

    Class C.................................................................................................          (4,082)

    Class H.................................................................................................          (6,959)

  From net realized gains on investments
    Class A.................................................................................................              --

    Class B.................................................................................................              --

    Class C.................................................................................................              --

    Class H.................................................................................................              --

                                                                                                              --------------

TOTAL DISTRIBUTIONS TO SHAREHOLDERS.........................................................................        (941,985)

                                                                                                              --------------

CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (77,581 and 2,153,816 shares)...................................................................      21,553,816

    Class B (17,337 and 39,571 shares)......................................................................         401,612

    Class C (17,865 and 21,527 shares)......................................................................         218,059

    Class H (17,101 and 35,910 shares)......................................................................         363,277

  Proceeds from shares issued as a result of reinvested dividends
    Class A (72,981 and 90,745 shares)......................................................................         915,639

    Class B (1,048 and 500 shares)..........................................................................           5,042

    Class C (606 and 327 shares)............................................................................           3,298

    Class H (675 and 466 shares)............................................................................           4,700

  Less cost of repurchase of shares
    Class A (40,559 and 13,789 shares)......................................................................        (139,504)

    Class B (2,930 and 490 shares)..........................................................................          (4,965)

    Class C (8,118 and 2,560 shares)........................................................................         (25,900)

    Class H (7,543 and 1,074 shares)........................................................................         (10,836)

                                                                                                              --------------

NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS..........................................................      23,284,238

                                                                                                              --------------

TOTAL INCREASE IN NET ASSETS................................................................................      23,368,872

NET ASSETS:
  Beginning of period.......................................................................................              --

                                                                                                              --------------

  End of period (includes undistributed net investment income of $1,500 and $0, respectively)...............  $   23,368,872

                                                                                                              --------------

                                                                                                              --------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUNDS

Statement of Changes in Net Assets

HIGH YIELD PORTFOLIO

--------------------------------------------------------------------------------
                                                                                                                 FOR THE
                                                                                                                SIX-MONTH
                                                                                                               PERIOD ENDED
                                                                                                               JANUARY 31,
                                                                                                                   1999
                                                                                                               (UNAUDITED)
                                                                                                              --------------
OPERATIONS:
  Net investment income.....................................................................................  $    8,796,503
  Net realized gain (loss) from security transactions.......................................................      (7,156,812)
  Net change in unrealized depreciation of investments in securities........................................      (5,168,396)
                                                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................................      (3,528,705)
                                                                                                              --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................................................................      (4,668,622)
    Class B.................................................................................................      (1,120,418)
    Class C.................................................................................................        (308,196)
    Class H.................................................................................................      (2,806,689)
                                                                                                              --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.........................................................................      (8,903,925)
                                                                                                              --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (1,045,308 and 3,124,540 shares)................................................................       7,292,475
    Class B (299,918 and 1,886,435 shares)..................................................................       2,106,639
    Class C (97,595 and 461,879 shares).....................................................................         682,346
    Class H (865,537 and 3,355,803 shares)..................................................................       6,085,827
  Proceeds from shares issued as a result of reinvested dividends
    Class A (417,199 and 926,975 shares)....................................................................       2,899,737
    Class B (74,338 and 145,568 shares).....................................................................         516,245
    Class C (35,904 and 77,721 shares)......................................................................         248,926
    Class H (191,474 and 410,889 shares)....................................................................       1,328,977
  Less cost of repurchase of shares
    Class A (2,382,667 and 4,449,936 shares)................................................................     (16,643,590)
    Class B (519,610 and 729,969 shares)....................................................................      (3,619,349)
    Class C (329,535 and 271,306 shares)....................................................................      (2,274,729)
    Class H (1,408,142 and 2,136,681 shares)................................................................      (9,824,973)
                                                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS...............................................     (11,201,469)
                                                                                                              --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................................................................     (23,634,099)
NET ASSETS:
  Beginning of period.......................................................................................     223,540,262
                                                                                                              --------------
  End of period (includes undistributed (excess of distributions over) net investment income of ($104,066)
    and $3,356, respectively)...............................................................................  $  199,906,163
                                                                                                              --------------
                                                                                                              --------------


                                                                                                                 FOR THE

                                                                                                                YEAR ENDED

                                                                                                              JULY 31, 1998

                                                                                                              --------------

OPERATIONS:
  Net investment income.....................................................................................  $   20,443,789

  Net realized gain (loss) from security transactions.......................................................       1,734,513

  Net change in unrealized depreciation of investments in securities........................................     (13,573,415)

                                                                                                              --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................................       8,604,887

                                                                                                              --------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................................................................     (11,659,978)

    Class B.................................................................................................      (2,254,300)

    Class C.................................................................................................        (756,254)

    Class H.................................................................................................      (6,409,279)

                                                                                                              --------------

TOTAL DISTRIBUTIONS TO SHAREHOLDERS.........................................................................     (21,079,811)

                                                                                                              --------------

CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (1,045,308 and 3,124,540 shares)................................................................      24,024,367

    Class B (299,918 and 1,886,435 shares)..................................................................      14,502,208

    Class C (97,595 and 461,879 shares).....................................................................       3,563,413

    Class H (865,537 and 3,355,803 shares)..................................................................      25,831,216

  Proceeds from shares issued as a result of reinvested dividends
    Class A (417,199 and 926,975 shares)....................................................................       7,101,158

    Class B (74,338 and 145,568 shares).....................................................................       1,112,838

    Class C (35,904 and 77,721 shares)......................................................................         593,732

    Class H (191,474 and 410,889 shares)....................................................................       3,141,131

  Less cost of repurchase of shares
    Class A (2,382,667 and 4,449,936 shares)................................................................     (34,149,757)

    Class B (519,610 and 729,969 shares)....................................................................      (5,594,388)

    Class C (329,535 and 271,306 shares)....................................................................      (2,079,590)

    Class H (1,408,142 and 2,136,681 shares)................................................................     (16,360,883)

                                                                                                              --------------

NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS...............................................      21,685,445

                                                                                                              --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS.....................................................................       9,210,521

NET ASSETS:
  Beginning of period.......................................................................................     214,329,741

                                                                                                              --------------

  End of period (includes undistributed (excess of distributions over) net investment income of ($104,066)
    and $3,356, respectively)...............................................................................  $  223,540,262

                                                                                                              --------------

                                                                                                              --------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUND

Notes to Financial Statements
(Unaudited)

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: The funds are open-end, diversified management investment companies, each of which has different investment objectives and their own investment portfolios and net asset values. U.S. Government Securities Fund ("U.S. Government") and Strategic Income Fund are series of Fortis Income Portfolios, Inc. ("Fortis Income") and Fortis High Yield Portfolio ("High Yield") is an investment portfolio in Fortis Advantage Portfolios, Inc. ("Fortis Advantage"). The investment objectives of each portfolio are as follows:

   - The objective of the U.S. Government Securities Fund is to maximize total return (from current income and capital appreciation), while providing shareholders with a level of current income consistent with prudent investment risk.

   - The objective of the Strategic Income Fund is to maximize total return (from current income and capital appreciation) by primarily investing in
     (a) U.S. Government securities, (b) investment and non-investment grade fixed income securities issued by foreign governments and companies, and
     (c) non-investment grade fixed income securities issued by U.S. issuers, which, in the opinion of the portfolio's investment adviser, do not subject the fund to unreasonable investment risk.

   - The objective of the Fortis High Yield Portfolio is to maximize total return (from current income and capital appreciation) with a focus on high current income by investing primarily in a diversified portfolio of high yielding, fixed income securities which, in the opinion of the portfolio's investment adviser, do not subject the portfolio to unreasonable investment risk.

   The Articles of Incorporation of Fortis Income and Fortis Advantage permit the Board of Directors to create additional portfolios in the future.

   The funds offer Class A, Class B, Class C, Class E (for U.S. Government only) and Class H shares.

   The U.S. Government Fund and Fortis High Yield Portfolio began to issue multiple class shares effective November 14, 1994. The inception of Strategic Income Fund was November 10, 1997, and the commencement of operations was December 1, 1997. Class A and E shares are sold with a front-end sales charge. For U.S. Government Fund, Class E shares are only available to existing shareholders on November 14, 1994. Class B and H shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for one year. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   The significant accounting policies followed by the Funds are summarized as follows:

   SECURITY VALUATION: Investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. For fixed income securities, the pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: Delivery and payment for securities that have been purchased by the funds on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuation and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. As of January 31, 1999, U.S. Government Fund and Strategic Income Fund had entered into outstanding when-issued or forward commitments of $25,592,415 and $1,678,399, respectively.

   Consistent with its ability to purchase securities on a when-issued basis, the U.S. Government Fund and the Strategic Income Fund have entered into transactions to defer settlement of its purchase commitments. As an inducement to defer settlement, the portfolio repurchases a similar security for settlement at a later date at a lower purchase price relative to the current market. This transaction is referred to as a "dollar roll".

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. Each fund amortizes original issue discount, long term bond premium, and market discount.

   For the period ended January 31, 1999, the cost of purchases and proceeds from sales of securities (other than short-term securities) were as follows:

                                                    Cost of          Proceeds
                                                   Purchases        from Sales
--------------------------------------------------------------------------------
U.S. Government Securities Fund..............    $ 184,265,338     $ 170,735,599
Strategic Income Fund........................       12,030,651         8,904,715
Fortis High Yield Portfolio..................       41,404,068        50,358,559

   LENDING OF PORTFOLIO SECURITIES: At January 31, 1999, securities valued at $77,949,099 were on loan to brokers from the U.S. Government Fund. For collateral, the Fund's custodian received

--------------------------------------------------------------------------------
   $80,437,018 in cash which is maintained in a separate account and invested by the custodian in short term investment vehicles. Fee income from securities lending amounted to $57,044 for the U.S. Government Fund for the six-month period ended January 31, 1999. The risks to the funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period. Organizational costs were incurred with the commencement of operations of the Strategic Income Fund. These costs will be amortized over 60 months on a straight line basis, beginning December 1, 1997.

   FEDERAL TAXES: The portfolios intend to qualify, under the Internal Revenue Code, as regulated investment companies and if so qualified, will not have to pay federal income taxes to the extent their taxable net income is distributed.

   Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the portfolios. The effect on dividend distributions of certain current year permanent book-to-tax differences is reflected as excess distributions of net realized gains in the statements of changes in net assets and the financial highlights.

   For federal income tax purposes U.S. Government had a capital loss carryover of $65,049,930 and High Yield had $9,435,408 at July 31, 1998 , which, if not offset by subsequent capital gains, will expire in 1999 through 2007. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expired.

   INCOME AND CAPITAL GAINS DISTRIBUTIONS: Distributions from net investment income are declared daily and paid monthly. The funds will generally make annual distributions of any realized capital gains as required by law. These income and capital gains distributions may be reinvested in additional shares of the fund at net asset value without any charge to the shareholder or payable in cash.

   ILLIQUID SECURITIES: At January 31, 1999, investments in securities for the Strategic Income Fund and High Yield Portfolio included issues that are illiquid. The funds currently limit investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at January 31, 1999, was $588,125 for Strategic Income and $12,979,623 for High Yield which represents 2.44% and 6.49% of net assets respectively. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above.

   HIGH-YIELD DEBT SECURITIES: Although High Yield has a diversified Portfolio, the fund has 93.87% of total net assets invested in non-investment grade (high-yield) and comparable quality unrated high-yield securities. Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, often related to sensitivity to interest rates, economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower rated securities generally fluctuate more than higher quality securities, and such prices may decline significantly in periods of general economic difficulty of rising interest rates.

   USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc., is the investment adviser for the fund. Investment advisory and management fees are computed at an annual rate of .8% of the first $50 million of average daily net assets and .7% of net assets in excess of $50 million for U.S. Government, Strategic Income, and High Yield. In addition to the investment advisory and management fee, Classes A, B, C and H pay Fortis Investors, Inc., (the principal underwriter) distribution fees equal to .25% of average daily net assets for Class A for U.S. Government and Strategic Income and .35% of average daily net assets for Class A of High Yield and 1% of average daily net assets of U.S. Government, Strategic Income, and High Yield Classes B, C and H for each fund on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. Fortis Investors, Inc., also received sales charges (paid by purchasers or redeemers of the fund's shares) as follows:

                                                  Class A      Class B      Class C      Class H      Class E
--------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund..............    $ 106,302     $  1,995     $  612      $  19,437     $ 60,601
Strategic Income Fund........................       10,082           17        103          1,149            0
Fortis High Yield Portfolio..................      123,419       48,784      1,878        160,638            0

   For the six-month period ended January 31, 1999, legal fees and expenses were paid to a law firm of which the secretary of the fund is a partner.

                                                 Amount
--------------------------------------------------------
U.S. Government Securities Fund..............    $5,722
Strategic Income Fund........................       277
Fortis High Yield Portfolio..................     3,327

FORTIS BOND FUND

Notes to Financial Statements
(Unaudited) (continued)

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS: Selected per share historical data for each of the Portfolios was as follows:

                                                                                   Class E
                                           ---------------------------------------------------------------------------------------
                                                                             Year Ended July 31,
                                           ---------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND             1999**        1998         1997         1996         1995         1994+       1993++
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $    9.30    $    9.16    $    8.87    $    9.02    $    9.03    $    9.87    $    9.86
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------

Operations:
Investment income - net.................         .25          .52          .54          .60          .67          .42          .75
Net realized and unrealized gains
  (losses) on
  investments...........................         .19          .14          .32         (.15)        (.01)        (.84)         .05
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------
Total from operations...................         .44          .66          .86          .45          .66         (.42)         .80
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------

Distributions to shareholders:
From investment income - net............        (.25)        (.52)        (.54)        (.60)        (.67)        (.42)        (.75)
From net realized gains.................          --           --           --           --           --           --         (.04)
Excess distributions of net realized
  gains.................................          --           --         (.03)          --           --           --           --
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------
Total distributions to shareholders.....        (.25)        (.52)        (.57)        (.60)        (.67)        (.42)        (.79)
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period..........   $    9.49    $    9.30    $    9.16    $    8.87    $    9.02    $    9.03    $    9.87
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------
Total Return @..........................        4.75%        7.42%       10.07%        5.08%        7.71%       (4.29)%       8.31%
Net assets end of period (000s
  omitted)..............................   $ 286,820    $ 285,060    $ 324,643    $ 388,006    $ 470,597    $ 555,275    $ 641,977
Ratio of expenses to average daily net
  assets................................         .78%*        .79%         .81%         .81%         .77%         .77%*        .76%
Ratio of net investment income to
  average
  daily net assets......................        5.20%*       5.62%        6.08%        6.59%        7.51%        7.72%*       7.43%
Portfolio turnover rate.................          50%         118%         161%          75%          76%          85%         157%

                                                                   Class A
                                           -------------------------------------------------------
                                                           Year Ended January 31,
                                           -------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND             1999**       1998        1997        1996      1995+++
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   9.30    $   9.16    $   8.87    $   9.02    $ 8.63
                                           --------    --------    --------    --------    -------

Operations:
Investment income - net.................        .24         .50         .52         .58       .46
Net realized and unrealized gains
  (losses) on
  investments...........................        .19         .14         .32        (.15)      .39
                                           --------    --------    --------    --------    -------
Total from operations...................        .43         .64         .84         .43       .85
                                           --------    --------    --------    --------    -------

Distributions to shareholders:
From investment income - net............       (.24)       (.50)       (.52)       (.58)     (.46)
Excess distributions of net realized
  gains.................................         --          --        (.03)         --        --
                                           --------    --------    --------    --------    -------
Total distributions to shareholders.....       (.24)       (.50)       (.55)       (.58)     (.46)
                                           --------    --------    --------    --------    -------
Net asset value, end of period..........   $   9.49    $   9.30    $   9.16    $   8.87    $ 9.02
                                           --------    --------    --------    --------    -------
Total Return @..........................       4.62%       7.14%       9.77%       4.78%    10.07%
Net assets end of period (000s
  omitted)..............................   $ 53,091    $ 52,439    $ 59,128    $ 67,707    $4,909
Ratio of expenses to average daily net
  assets................................       1.03%*      1.04%       1.06%       1.06%     1.02%*
Ratio of net investment income to
  average
  daily net assets......................       4.95%*      5.37%       5.83%       6.34%     7.00%*
Portfolio turnover rate.................         50%        118%        161%         75%       76%

*      Annualized.
**     For the six-month period ended January 31, 1999.
+      For the seven-month period ended July 31, 1994.
++     For the year ended December 31, 1993.
+++ For the period from November 14, 1994 (commencement of operations) to July 31, 1995.
@ These are the fund's total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                                                Class B
                                           --------------------------------------------------
                                                         Year Ended January 31,
                                           --------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND            1999**      1998       1997       1996      1995+++
---------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 9.28     $  9.14    $  8.86    $  9.02    $8.63
                                           -------    -------    -------    -------    ------

Operations:
Investment income - net.................      .20         .43        .46        .51      .41
Net realized and unrealized gains
  (losses) on
  investments...........................      .18         .14        .31       (.15)     .39
                                           -------    -------    -------    -------    ------
Total from operations...................      .38         .57        .77        .36      .80
                                           -------    -------    -------    -------    ------

Distributions to shareholders:
From investment income - net............     (.20)       (.43)      (.47)      (.52)    (.41)
Excess distributions of net realized
  gains.................................       --          --       (.02)        --       --
                                           -------    -------    -------    -------    ------
Total distributions to shareholders.....     (.20)       (.43)      (.49)      (.52)    (.41)
                                           -------    -------    -------    -------    ------
Net asset value, end of period..........   $ 9.46     $  9.28    $  9.14    $  8.86    $9.02
                                           -------    -------    -------    -------    ------
Total Return @..........................     4.13%       6.40%      8.95%      4.00%    9.47%
Net assets end of period (000s
  omitted)..............................   $4,156     $ 3,161    $ 2,826    $ 2,314    $ 483
Ratio of expenses to average daily net
  assets................................     1.78%*      1.79%      1.81%      1.81%    1.77%*
Ratio of net investment income to
  average
  daily net assets......................     4.19%*      4.62%      5.08%      5.45%    6.24%*
Portfolio turnover rate.................       50%        118%       161%        75%      76%

                                                                Class C
                                           --------------------------------------------------
                                                         Year Ended January 31,
                                           --------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND            1999**      1998       1997       1996      1995+++
---------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 9.27     $  9.13    $  8.85    $  9.01    $8.63
                                           -------    -------    -------    -------    ------

Operations:
Investment income - net.................      .20         .43        .46        .51      .41
Net realized and unrealized gains
  (losses) on
  investments...........................      .18         .14        .31       (.15)     .38
                                           -------    -------    -------    -------    ------
Total from operations...................      .38         .57        .77        .36      .79
                                           -------    -------    -------    -------    ------

Distributions to shareholders:
From investment income - net............     (.20)       (.43)      (.47)      (.52)    (.41)
Excess distributions of net realized
  gains.................................       --          --       (.02)        --       --
                                           -------    -------    -------    -------    ------
Total distributions to shareholders.....     (.20)       (.43)      (.49)      (.52)    (.41)
                                           -------    -------    -------    -------    ------
Net asset value, end of period..........   $ 9.45     $  9.27    $  9.13    $  8.85    $9.01
                                           -------    -------    -------    -------    ------
Total Return @..........................     4.13%       6.41%      8.96%      4.00%    9.35%
Net assets end of period (000s
  omitted)..............................   $1,842     $ 1,267    $ 1,444    $ 1,057    $ 326
Ratio of expenses to average daily net
  assets................................     1.78%*      1.79%      1.81%      1.81%    1.77%*
Ratio of net investment income to
  average
  daily net assets......................     4.19%*      4.62%      5.07%      5.59%    6.24%*
Portfolio turnover rate.................       50%        118%       161%        75%      76%

*      Annualized.
**     For the six-month period ended January 31, 1999.
+++ For the period from November 14, 1994 (commencement of operations) to July 31, 1995.
@ These are the fund's total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

FORTIS BOND FUND

Notes to Financial Statements
(Unaudited) (continued)

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                                                   Class H
                                           -------------------------------------------------------
                                                           Year Ended January 31,
                                           -------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND             1999**       1998        1997        1996      1995+++
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   9.28    $   9.14    $   8.86    $   9.02    $ 8.63
                                           --------    --------    --------    --------    -------

Operations:
Investment income - net.................        .20         .43         .46         .51       .41
Net realized and unrealized gains
  (losses) on
  investments...........................        .18         .14         .31        (.15)      .39
                                           --------    --------    --------    --------    -------
Total from operations...................        .38         .57         .77         .36       .80
                                           --------    --------    --------    --------    -------

Distributions to shareholders:
From investment income - net............       (.20)       (.43)       (.47)       (.52)     (.41)
Excess distributions of net realized
  gains.................................         --          --        (.02)         --        --
                                           --------    --------    --------    --------    -------
Total distributions to shareholders.....       (.20)       (.43)       (.49)       (.52)     (.41)
                                           --------    --------    --------    --------    -------
Net asset value, end of period..........   $   9.46    $   9.28    $   9.14    $   8.86    $ 9.02
                                           --------    --------    --------    --------    -------
Total Return @..........................       4.13%       6.40%       8.94%       4.00%     9.47%
Net assets end of period (000s
  omitted)..............................   $ 11,434    $ 10,816    $ 10,637    $ 10,120    $4,823
Ratio of expenses to average daily net
  assets................................       1.78%*      1.79%       1.80%       1.81%     1.77%*
Ratio of net investment income to
  average
  daily net assets......................       4.20%*      4.62%       5.08%       5.52%     6.24%*
Portfolio turnover rate.................         50%        118%        161%         75%       76%

*      Annualized.
**     For the six-month period ended January 31, 1999.
+++ For the period from November 14, 1994 (commencement of operations) to July 31, 1995.
@ These are the fund's total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                                 Class A                Class B
                                           --------------------    ------------------
STRATEGIC INCOME FUND                       1999**      1998+      1999**      1998+
-------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  10.05    $  10.00    $10.05     $ 10.00
                                           --------    --------    -------    -------

Operations:
Investment gain - net...................        .30         .42       .27         .38
Net realized and unrealized gain (loss)
  on
  investments...........................       (.29)        .05      (.29)        .05
                                           --------    --------    -------    -------
Total from Operations...................        .01         .47      (.02)        .43
                                           --------    --------    -------    -------

Distributions to shareholders:
From investment income - net............       (.30)       (.42)     (.27)       (.38)
From net realized gains on
  investments...........................       (.01)         --      (.01)         --
                                           --------    --------    -------    -------
Total distributions to shareholders.....       (.31)       (.42)     (.28)       (.38)
                                           --------    --------    -------    -------
Net asset value, end of period..........   $   9.75    $  10.05    $ 9.75     $ 10.05
                                           --------    --------    -------    -------
Total Return @..........................        .22%       4.77%    (0.16)%      4.31%
Net assets end of period (000s
  omitted)..............................   $ 22,834    $ 22,422    $  537     $   398
Ratio of expenses to average daily net
  assets................................       1.10%*      1.10%*    1.85%*      1.85%*
Ratio of net investment income to
  average
  daily net assets......................       6.19%*      6.22%*    5.44%*      5.73%*
Portfolio turnover rate.................         40%        136%       40%        136%

                                                Class C               Class H
                                           ------------------    ------------------
STRATEGIC INCOME FUND                      1999**      1998+     1999**      1998+
-----------------------------------------------------------------------------------
Net asset value, beginning of period....   $10.05     $ 10.00    $10.05     $ 10.00
                                           -------    -------    -------    -------

Operations:
Investment gain - net...................      .27         .38       .27         .38
Net realized and unrealized gain (loss)
  on
  investments...........................     (.29)        .05      (.29)        .05
                                           -------    -------    -------    -------
Total from Operations...................     (.02)        .43      (.02)        .43
                                           -------    -------    -------    -------

Distributions to shareholders:
From investment income - net............     (.27)       (.38)     (.27)       (.38)
From net realized gains on
  investments...........................     (.01)         --      (.01)         --
                                           -------    -------    -------    -------
Total distributions to shareholders.....     (.28)       (.38)     (.28)       (.38)
                                           -------    -------    -------    -------
Net asset value, end of period..........   $ 9.75     $ 10.05    $ 9.75     $ 10.05
                                           -------    -------    -------    -------
Total Return @..........................    (0.14)%      4.35%    (0.16)%      4.35%
Net assets end of period (000s
  omitted)..............................   $  289     $   194    $  444     $   355
Ratio of expenses to average daily net
  assets................................     1.85%*      1.85%*    1.85%*      1.85%*
Ratio of net investment income to
  average
  daily net assets......................     5.44%*      5.73%*    5.44%*      5.73%*
Portfolio turnover rate.................       40%        136%       40%        136%

*      Annualized.
**     For the six-month period ended January 31, 1999.
+ For the period from December 1, 1997 (commencement of operations) to July 31, 1998.
@ These are the funds total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.

FORTIS BOND FUND

Notes to Financial Statements
(Unaudited) (continued)

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                                                                   Class A
                                           ---------------------------------------------------------------------------------------
                                                                             Year Ended July 31,
                                           ---------------------------------------------------------------------------------------
HIGH YIELD FUND                             1999**        1998         1997        1996+++       1995+        1994+        1993+
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $    7.41    $    7.83    $    7.56    $    7.61    $    7.90    $    8.65    $    8.00
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------

Operations:
Investment income - net.................         .31          .73          .76          .56          .86          .86          .87
Net realized and unrealized gains
  (losses) on
  investments...........................        (.40)        (.40)         .28         (.04)        (.25)        (.72)         .68
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------
Total from operations...................        (.09)         .33         1.04          .52          .61          .14         1.55
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------

Distributions to shareholders:
From investment income - net............        (.32)        (.75)        (.75)        (.55)        (.86)        (.89)        (.89)
Excess distributions of net realized
  gains.................................          --           --         (.02)        (.02)        (.04)          --         (.01)
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------
Total distributions to shareholders.....        (.32)        (.75)        (.77)        (.57)        (.90)        (.89)        (.90)
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period..........   $    7.00    $    7.41    $    7.83    $    7.56    $    7.61    $    7.90    $    8.65
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------
Total return @..........................       (1.13%)       4.31%       14.51%        6.98%        8.07%        1.48%       20.33%
Net assets end of period (000s
  omitted)..............................   $ 100,830    $ 113,549    $ 123,115    $ 109,401    $ 113,268    $  98,611    $  73,395
Ratio of expenses to average daily net
  assets................................        1.17%*       1.17%        1.19%        1.21%*       1.25%        1.23%        1.29%
Ratio of net investment income to
  average
  daily net assets......................        8.92%*       9.46%        9.84%        9.87%*      10.61%       10.18%       10.43%
Portfolio turnover rate.................          21%         214%         331%         146%         101%          63%          95%

                                                                   Class B
                                           -------------------------------------------------------
HIGH YIELD FUND                             1999**       1998        1997      1996+++     1995++
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   7.41    $   7.83    $   7.56    $  7.60     $ 7.87
                                           --------    --------    --------    --------    -------

Operations:
Investment income - net.................        .28         .68         .71        .53        .78
Net realized and unrealized gains
  (losses) on
  investments...........................       (.40)       (.40)        .28       (.04)      (.23)
                                           --------    --------    --------    --------    -------
Total from operations...................       (.12)        .28         .99        .49        .55
                                           --------    --------    --------    --------    -------

Distributions to shareholders:
From investment income - net............       (.29)       (.70)       (.70)      (.51)      (.78)
Excess distributions of net realized
  gains.................................         --          --        (.02)      (.02)      (.04)
                                           --------    --------    --------    --------    -------
Total distributions to shareholders.....       (.29)       (.70)       (.72)      (.53)      (.82)
                                           --------    --------    --------    --------    -------
Net asset value, end of period..........   $   7.00    $   7.41    $   7.83    $  7.56     $ 7.60
                                           --------    --------    --------    --------    -------
Total return @..........................      (1.46%)      3.67%      13.80%      6.62%      7.25%
Net assets end of period (000s
  omitted)..............................   $ 26,322    $ 28,935    $ 20,388    $12,067     $7,530
Ratio of expenses to average daily net
  assets................................       1.82%*      1.82%       1.83%      1.86%*     1.90%*
Ratio of net investment income to
  average
  daily net assets......................       8.27%*      8.81%       9.24%      9.20%*     9.66%*
Portfolio turnover rate.................         21%        214%        331%       146%       101%

*      Annualized
**     For the six-month period ended January 31, 1999.
+      For the year ended October 31.
++ For the period from November 14, 1994 (commencement of operations) to October 31, 1995.
+++    For the nine-month period ended July 31, 1996.
@ These are the fund's total returns during the periods, including reinvestment of all dividends and capital gains distributions without adjustments for sales charge.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                                                 Class C
                                           ---------------------------------------------------
HIGH YIELD FUND                            1999**      1998       1997      1996+++    1995++
----------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 7.40     $  7.82    $  7.55    $ 7.59     $ 7.87
                                           -------    -------    -------    -------    -------

Operations:
Investment income - net.................      .28         .68        .71       .53        .78
Net realized and unrealized gains
  (losses) on
  investments...........................     (.41)       (.40)       .28      (.04)      (.24)
                                           -------    -------    -------    -------    -------
Total from operations...................     (.13)        .28        .99       .49        .54
                                           -------    -------    -------    -------    -------

Distributions to shareholders:
From investment income - net............     (.29)       (.70)      (.70)     (.51)      (.78)
Excess distributions of net realized
  gains.................................       --          --       (.02)     (.02)      (.04)
                                           -------    -------    -------    -------    -------
Total distributions to shareholders.....     (.29)       (.70)      (.72)     (.53)      (.82)
                                           -------    -------    -------    -------    -------
Net asset value, end of period..........   $ 6.98     $  7.40    $  7.82    $ 7.55     $ 7.59
                                           -------    -------    -------    -------    -------
Total return @..........................    (1.61%)      3.67%     13.82%     6.63%      7.12%
Net assets end of period (000s
  omitted)..............................   $6,791     $ 8,641    $ 7,037    $3,378     $2,180
Ratio of expenses to average daily net
  assets................................     1.82%*      1.82%      1.83%     1.86%*     1.90%*
Ratio of net investment income to
  average
  daily net assets......................     8.27%*      8.81%      9.26%     9.21%*     9.83%*
Portfolio turnover rate.................       21%        214%       331%      146%       101%

                                                                   Class H
                                           --------------------------------------------------------
HIGH YIELD FUND                             1999**       1998        1997      1996+++      1995++
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   7.40    $   7.82    $   7.55    $  7.60     $   7.87
                                           --------    --------    --------    --------    --------

Operations:
Investment income - net.................        .28         .68         .71        .52          .78
Net realized and unrealized gains
  (losses) on
  investments...........................       (.40)       (.40)        .28       (.04)        (.23)
                                           --------    --------    --------    --------    --------
Total from operations...................       (.12)        .28         .99        .48          .55
                                           --------    --------    --------    --------    --------

Distributions to shareholders:
From investment income - net............       (.29)       (.70)       (.70)      (.51)        (.78)
Excess distributions of net realized
  gains.................................         --          --        (.02)      (.02)        (.04)
                                           --------    --------    --------    --------    --------
Total distributions to shareholders.....       (.29)       (.70)       (.72)      (.53)        (.82)
                                           --------    --------    --------    --------    --------
Net asset value, end of period..........   $   6.99    $   7.40    $   7.82    $  7.55     $   7.60
                                           --------    --------    --------    --------    --------
Total return @..........................      (1.47%)      3.67%      13.82%      6.48%        7.25%
Net assets end of period (000s
  omitted)..............................   $ 65,963    $ 72,415    $ 63,789    $39,133     $ 23,862
Ratio of expenses to average daily net
  assets................................       1.82%*      1.82%       1.83%      1.86%*       1.90%*
Ratio of net investment income to
  average
  daily net assets......................       8.27%*      8.81%       9.23%      9.21%*       9.81%*
Portfolio turnover rate.................         21%        214%        331%       146%         101%

*      Annualized
**     For the six-month period ended January 31, 1999.
++ For the period from November 14, 1994 (commencement of operations) to October 31, 1995.
+++    For the nine-month period ended July 31, 1996.
@ These are the fund's total returns during the periods, including reinvestment of all dividends and capital gains distributions without adjustments for sales charge.

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Benjamin S. Jaffray        CHAIRMAN, SHEFFIELD GROUP, LTD.
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           PRESIDENT - FORTIS FINANCIAL GROUP,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           SENIOR VICE PRESIDENT, FORTIS
                                           INSURANCE COMPANY
              Edward M. Mahoney          PRIOR TO JANUARY 1995, CHAIRMAN AND
                                           CHIEF EXECUTIVE OFFICER, FORTIS
                                           ADVISERS, INC., FORTIS INVESTORS,
                                           INC.
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT. PRIOR TO JULY 1995, VICE
                                           PRESIDENT AND TREASURER, JOSTENS,
                                           INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel Shadko                MARKETING CONSULTANT. PRIOR TO MAY
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Peggy L. Ettestad
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
Dickson W. Lewis
  VICE PRESIDENT
Lucinda S. Mezey
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Melinda S. Urion
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT MANAGER, REGISTRAR   Fortis Advisers, Inc.
AND TRANSFER AGENT              BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER           Fortis Investors, Inc.
                                BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       U.S. Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG Peat Marwick LLP
                                MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

FORTIS FINANCIAL GROUP'S OTHER PRODUCTS AND SERVICES

MUTUAL                 Fortis Bond Funds           MONEY FUND
FUNDS/PORTFOLIOS                                   U.S. GOVERNMENT
CONVENIENT ACCESS TO                               SECURITIES FUND
A BROAD RANGE OF                                   TAX-FREE NATIONAL
SECURITIES                                         PORTFOLIO
                                                   TAX-FREE MINNESOTA
                                                   PORTFOLIO
                                                   STRATEGIC INCOME FUND
                                                   HIGH YIELD PORTFOLIO
                       Fortis Stock Funds          ASSET ALLOCATION
                                                   PORTFOLIO
                                                   VALUE FUND
                                                   GROWTH & INCOME FUND
                                                   CAPITAL FUND
                                                   GLOBAL GROWTH PORTFOLIO
                                                   GROWTH FUND
                                                   INTERNATIONAL EQUITY
                                                   PORTFOLIO
                                                   CAPITAL APPRECIATION
                                                   PORTFOLIO
FIXED AND VARIABLE     Fortis Opportunity Fixed    FIXED ACCOUNT
ANNUITIES              & Variable Annuity          MONEY MARKET SUBACCOUNT
TAX-DEFERRED           Masters Variable Annuity    U.S. GOVERNMENT
INVESTING                                          SECURITIES SUBACCOUNT
                       Empower Variable            DIVERSIFIED INCOME
                       Annuity                     SUBACCOUNT
                                                   GLOBAL BOND SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   MID CAP STOCK SUBACCOUNT
                                                   SMALL CAP VALUE
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   LARGE CAP GROWTH
                                                   SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Fortune Fixed Annuities     SINGLE PREMIUM ANNUITY
                                                   FLEXIBLE PREMIUM ANNUITY
                       Income Annuities            GUARANTEED FOR LIFE
                                                   GUARANTEED FOR A
                                                   SPECIFIED PERIOD
LIFE                   Wall Street Series          FIXED ACCOUNT
INSURANCE PROTECTION   Variable Universal Life     MONEY MARKET SUBACCOUNT
AND TAX-DEFERRED       Insurance                   U.S. GOVERNMENT
INVESTMENT                                         SECURITIES SUBACCOUNT
OPPORTUNITY                                        DIVERSIFIED INCOME
                                                   SUBACCOUNT
                                                   GLOBAL BOND SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   MID CAP STOCK SUBACCOUNT
                                                   SMALL CAP VALUE
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   LARGE CAP GROWTH
                                                   SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Adaptable Life
                       Universal Life

FORTIS FINANCIAL GROUP manages and distributes mutual funds, annuities and life insurance products. The mutual funds, variable life and variable annuity products are distributed through FORTIS INVESTORS, INC. and managed by FORTIS ADVISERS, INC. The insurance products are issued by FORTIS BENEFITS INSURANCE COMPANY, FIRST FORTIS LIFE INSURANCE COMPANY and FORTIS INSURANCE COMPANY.

FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS. WRITE TO: FORTIS INVESTORS, INC., P.O. BOX 64284, ST. PAUL, MN 55164. READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

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                [LOGO]

                FORTIS
SOLID PARTNERS, FLEXIBLE SOLUTIONS-SM-
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FORTIS MEANS STEADFAST

Fortis means "steadfast" in Latin. The worldwide Fortis family of companies lives up to the name, and has each day since the 1800s, with flexible solutions tailored to our customers' individual needs. We deliver the stability you require today ... and tomorrow. You can count on it.

Fortis Financial Group offers mutual funds, annuities and life insurance through its broker/dealer Fortis Investors, Inc. We're part of Fortis, Inc., a financial services company that provides specialty insurance and investment products to individuals, businesses, associations and other financial services organizations throughout the United States.

Fortis, Inc. is part of Fortis, a worldwide group of companies active in the fields of insurance, banking and investments. Fortis is jointly owned by Fortis AMEV of The Netherlands and Fortis AG of Belgium.

Fortis: steadfast for YOU!



FORTIS FINANCIAL GROUP

Fortis Advisers, Inc.
(fund management since 1949)

Fortis Investors, Inc.
(principal underwriter:
member NASD, SIPC)

Fortis Benefits Insurance Company
& Fortis Insurance Company
(issuers of FFG's insurance products)

P.O. Box 64284, St. Paul, MN 55164
(800) 800-2000
http://www.ffg.us.fortis.com

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                                                                   Bulk Rate
FORTIS FINANCIAL GROUP                                            U.S. Postage
P.O. BOX 64284                                                       PAID
ST. PAUL, MN 55164                                              Permit No. 3794
                                                                Minneapolis, MN
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FORTIS BOND FUNDS



          Printed on recycled paper with
[LOGO]    40% preconsumer waste and 10%
          post consumer waste. Please recycle.

The Fortis logo and Fortis-Registered Trademark- are registered servicemarks of Fortis AMEV and Fortis AG.

98754 -Copyright-Fortis 3/99